Schedule of Investments PIMCO RAE PLUS Fund	June 30, 2026 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)

		$		$
		PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 169.6% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
Discovery Global Holdings, Inc.
6.144% (TSFR1M + 3.644%) due 06/03/2033 ~			$1,962		$1,965
Panama Government International Bonds
4.979% (EUR006M + 2.488%) due 04/01/2027 «~	EUR		1,000		1,150

Total Loan Participations and Assignments (Cost $3,038)					3,115

CORPORATE BONDS & NOTES 4.3%
BANKING & FINANCE 2.7% 123 Lights Re Ltd.
14.520% (FHMMUSTF + 11.000%) due 09/14/2031 ~			$250		263
Armor RE II Ltd.
12.050% (BRMMUSDF + 8.500%) due 01/07/2032 ~			250		264
Athene Global Funding
5.033% due 07/17/2030			4,700		4,659
Avolon Holdings Funding Ltd.
2.528% due 11/18/2027			83		81
Bank of Montreal
4.309% due 06/01/2027	CAD		500		356
Barclays PLC
7.437% due 11/02/2033 •			$1,500		1,672
Cape Lookout Re Ltd.
8.770% (FHMMUSTF + 5.250%) due 03/21/2033 ~			250		248
9.520% (FHMMUSTF + 6.000%) due 03/21/2033 ~			250		250
10.420% (FHMMUSTF + 6.900%) due 03/13/2032 ~			550		574
Citrus Re Ltd.
9.060% (T-BILL 3MO + 5.250%) due 06/07/2033 ~			250		254
10.039% (T-BILL 3MO + 6.250%) due 06/07/2033 ~			500		507
Commonwealth RE Ltd.
7.407% (JMMMUSTF + 3.857%) due 07/08/2030 ~			250		250
Credicorp Capital Sociedad Titulizadora SA
9.700% due 03/05/2045	PEN		700		219
East Lane Re VII Ltd.
12.050% (BRMMUSDF + 8.500%) due 03/31/2032 ~			$300		301
F&G Global Funding
5.875% due 01/16/2030			200		202
First Abu Dhabi Bank PJSC
4.789% (SOFRRATE + 1.150%) due 06/03/2031 ~			1,400		1,400
Ford Motor Credit Co. LLC
4.125% due 08/17/2027			400		397
5.800% due 03/05/2027			400		402
5.800% due 03/08/2029			600		605
7.350% due 11/04/2027			300		308
GA Global Funding Trust
5.900% due 01/13/2035			350		353
GLP Capital LP/GLP Financing II, Inc.
5.625% due 09/15/2034			200		199
Golden Bear Re Ltd.
13.289% (T-BILL 1MO + 9.500%) due 03/08/2032 ~			300		303
13.300% (JMMMUSTF + 9.750%) due 01/08/2029 ~			400		410
GSG Bidco Ltd.
4.700% due 06/15/2031	EUR		1,200		1,360
Handshake Re Ltd.
8.050% (JMMMUSTF + 4.500%) due 01/08/2030 ~			$250		246
Herbie Re Ltd.
7.760% (MSMMUSTF + 4.250%) due 01/07/2030 ~			500		500
HPS Corporate Lending Fund
5.950% due 04/14/2032			800		784
HSBC Holdings PLC
2.848% due 06/04/2031 •			300		278
Integrity RE III Ltd.
13.270% (FHMMUSTF + 9.750%) due 06/06/2027 ~			250		253
Locke Tavern Re Ltd.
7.800% (JMMMUSTF + 4.250%) due 04/11/2033 ~			250		251
Lower Ferry Re Ltd.
9.014% (MSMMUSTF + 5.504%) due 07/08/2030 ~			250		250
Mayflower Re Ltd.
10.033% (FHMMUSTF + 6.513%) due 07/08/2030 ~			250		250
National Health Investors, Inc.
5.350% due 02/01/2033			100		99
Nature Coast Re Ltd.
13.271% (GSMMUSTI + 9.750%) due 04/10/2033 ~			250		260

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$
Orange Capital RE DAC
8.103% (EUR003M + 6.000%) due 01/17/2029 ~	EUR		250		297
Palm RE Ltd.
11.270% (BNMMDTSC + 7.750%) due 06/07/2032 ~			$250		255
Panama Infrastructure Receivable Purchaser PLC
0.000% due 04/05/2032 (e)			1,700		1,385
Polestar Re Ltd.
12.550% (BRMMUSDF + 9.000%) due 01/08/2029 ~			250		253
14.140% (BRMMUSDF + 10.590%) due 01/07/2028 ~			250		261
QNB Finance Ltd.
4.679% (SOFRRATE + 1.050%) due 04/27/2029 ~			1,200		1,206
Quercus Re DAC
10.149% (EUR003M + 8.000%) due 01/06/2031 ~	EUR		250		290
SBA Tower Trust
1.840% due 04/15/2027			$700		685
Societe Generale SA
2.797% due 01/19/2028 •			200		198
Stellantis Finance U.S., Inc.
2.691% due 09/15/2031			3,800		3,238
Sumisho Air Lease Corp.
4.500% due 03/24/2029			2,000		1,984
Sumitomo Mitsui Financial Group, Inc.
5.558% due 07/09/2034			300		308
Sutter Re Ltd.
7.289% (T-BILL 3MO + 3.500%) due 06/07/2034 ~			250		250
Tremont Re Ltd.
7.786% (T-BILL 1MO + 4.000%) due 03/22/2033 ~			500		498
UBS Group AG
4.194% due 04/01/2031 •			250		244
Ursa Re Ltd.
11.021% (GSMMUSTI + 7.500%) due 02/22/2028 ~			500		516
Veraison Re Ltd.
8.521% (GSMMUSTI + 5.000%) due 03/08/2033 ~			250		253
VICI Properties LP
4.750% due 02/15/2028			1,800		1,800
Wells Fargo & Co.
3.900% due 07/22/2032 •	EUR		1,100		1,282
Windrose Re Ltd.
8.782% (HSMMUSTF + 5.250%) due 02/11/2033 ~			$250		250
Winston RE Ltd.
10.020% (BNMMDTSC + 6.500%) due 02/21/2028 ~			250		257

					34,718

INDUSTRIALS 1.3%
Bayer U.S. Finance LLC
6.375% due 11/21/2030			200		211
6.500% due 11/21/2033			200		215
Beignet Investor LLC
6.581% due 05/30/2049			5,060		5,164
GSG Bidco Ltd.
5.375% due 06/15/2036	EUR		1,400		1,588
Petroleos del Peru SA
5.625% due 06/19/2047			$1,500		1,074
Petroleos Mexicanos
6.350% due 02/12/2048			700		577
QatarEnergy
4.625% due 06/23/2029			900		895
Road Michigan Property Owner I LLC
7.500% due 03/30/2045			5,000		4,986
TransCanada PipeLines Ltd.
3.800% due 04/05/2027	CAD		300		212
United Airlines Pass-Through Trust
5.450% due 08/15/2038			$376		383
Viper Energy Partners LLC
5.700% due 08/01/2035			800		813

					16,118

UTILITIES 0.3%
Pacific Gas & Electric Co.
3.000% due 06/15/2028			800		774
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.125% due 05/15/2027			800		796
Southern California Edison Co.
4.650% due 10/01/2043			800		678

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	June 30, 2026 (Unaudited)

		$
5.150% due 06/01/2029	1,500		1,516

			3,764

Total Corporate Bonds & Notes (Cost $54,440)			54,600

MUNICIPAL BONDS & NOTES 0.0%
CALIFORNIA 0.0%
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
3.000% due 06/01/2046	430		393

Total Municipal Bonds & Notes (Cost $430)			393

U.S. GOVERNMENT AGENCIES 87.1%
Federal Home Loan Mortgage Corp.
3.000% due 09/01/2032	657		635
4.000% due 11/01/2047 - 03/01/2049	1,007		960
4.500% due 04/01/2041	70		69
5.000% due 03/01/2038 - 10/01/2053	2,027		2,017
5.500% due 01/01/2037 - 09/01/2055	17,421		17,707
5.500% due 07/01/2054 - 09/01/2055 (h)	47,820		48,167
6.000% due 02/01/2034 - 10/01/2055	1,176		1,215
6.500% due 05/01/2053 - 03/01/2055	3,144		3,314
6.500% due 11/01/2053 - 08/01/2054 (h)	10,600		11,119
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.004% due 07/25/2054 ~	2,822		2,736
Federal Home Loan Mortgage Corp. REMICS
2.763% due 07/15/2036 •(a)	56		5
2.993% due 04/15/2036 •(a)	4		0
4.037% due 02/15/2037 •	1		1
4.257% due 07/15/2041 •	129		129
4.277% due 06/15/2041 •	114		114
4.377% due 08/15/2037 •	34		34
4.407% due 08/15/2037 •	48		48
4.500% due 01/15/2041	61		61
4.562% due 01/15/2038 •	23		23
4.568% due 11/25/2054 •	2,960		2,984
4.578% due 09/25/2055 •	5,283		5,347
4.613% due 07/25/2056 •	10,000		10,030
4.728% due 11/25/2054 - 09/25/2055 •	13,231		13,272
4.778% due 03/25/2055 •	5,294		5,353
4.828% due 02/25/2055 - 10/25/2055 •	18,657		18,706
4.878% due 10/25/2055 •	9,511		9,546
5.078% due 12/25/2054 •	1,161		1,175
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
4.023% due 08/25/2031 •	8		8
4.944% due 02/25/2045 •	6		6
Federal National Mortgage Association
3.000% due 01/01/2027 - 12/01/2032	1,046		1,007
3.500% due 06/01/2045 - 02/01/2049	1,238		1,139
3.500% due 11/01/2047 - 07/01/2048 (h)	7,422		6,845
4.000% due 07/01/2026 - 11/01/2028	16		15
4.500% due 04/01/2030 - 06/01/2042	562		554
4.500% due 07/01/2052 (h)	2,352		2,267
4.966% due 06/01/2043 •	17		17
4.967% due 07/01/2044 •	4		4
5.467% due 11/01/2035 •	8		8
5.500% due 12/01/2028 - 08/01/2053	1,373		1,399
5.500% due 10/01/2054 - 11/01/2054 (h)	4,488		4,580
5.511% due 01/01/2035 •	5		5
5.675% due 03/01/2035 •	1		1
5.764% due 07/01/2035 •	3		3
5.842% due 12/01/2033 •	26		27
5.863% due 11/01/2034 •	1		1
5.977% due 07/01/2036 •	15		15
5.993% due 06/01/2035 •	20		21
6.000% due 05/01/2035 - 05/01/2041	175		181
6.040% due 10/01/2035 •	3		3
6.046% due 05/01/2036 •	11		12
6.052% due 09/01/2036 •	6		6
6.060% due 12/01/2033 •	7		7
6.176% due 08/01/2036 •	8		8
6.225% due 06/01/2035 •	17		18
6.275% due 09/01/2035 •	9		10
6.290% due 07/01/2034 •	11		11
6.305% due 07/01/2035 •	8		8
6.432% due 08/01/2035 •	34		35
6.455% due 08/01/2035 •	24		24
6.487% due 09/01/2035 •	6		7
6.500% due 09/01/2034 - 05/01/2054	560		588
6.500% due 12/01/2053 - 11/01/2054 (h)	22,910		24,071
Federal National Mortgage Association REMICS
2.108% due 03/25/2041 •(a)	103		9
2.958% due 03/25/2036 •(a)	25		2
3.787% due 12/25/2036 •	13		12

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$
4.092% due 03/25/2037 - 07/25/2037 •			8		8
4.122% due 07/25/2037 •			11		11
4.142% due 09/25/2035 •			19		18
4.462% due 06/25/2037 •			11		12
4.492% due 01/25/2040 •			4		4
4.562% due 12/25/2039 •			7		7
4.578% due 11/25/2054 •			1,921		1,930
4.628% due 03/25/2055 •			30,666		30,675
4.642% due 07/25/2039 •			3		3
4.728% due 07/25/2055 •			402		406
4.778% due 08/25/2055 - 09/25/2055 •			17,514		17,687
4.928% due 03/25/2055 •			6,759		6,817
5.028% due 09/25/2055 •			6,213		6,287
6.039% due 05/25/2035 ~			2		2
11.591% due 12/25/2036 •			1		1
Federal National Mortgage Association Trust
4.077% due 09/25/2042 •			88		87
Government National Mortgage Association
3.500% due 01/15/2042 - 11/20/2055			13,370		12,070
5.000% due 06/15/2034 - 06/15/2041			662		671
5.125% due 11/20/2044 •			24		25
6.000% due 05/15/2037 - 07/15/2037			35		37
Government National Mortgage Association REMICS
4.459% due 09/20/2055 •			5,512		5,539
4.759% due 07/20/2055 •			1,458		1,478
4.779% due 09/20/2055 •			7,331		7,371
4.859% due 04/20/2055 •			2,714		2,740
4.947% due 04/20/2068 •			72		73
Government National Mortgage Association, TBA
3.500% due 08/01/2056			25,000		22,446
4.000% due 08/01/2056			36,570		33,976
4.500% due 07/01/2056			16,170		15,534
5.000% due 07/01/2056 - 08/01/2056			32,540		32,086
5.500% due 08/01/2056			15,470		15,528
6.000% due 09/01/2056			15,270		15,554
U.S. Small Business Administration
5.290% due 12/01/2027			6		6
5.600% due 09/01/2028			79		80
Uniform Mortgage-Backed Security, TBA
3.000% due 08/01/2056			1,950		1,700
4.000% due 07/01/2056			13,140		12,283
4.500% due 07/01/2056			13,800		13,222
5.000% due 07/01/2056 - 08/01/2056			247,490		243,004
5.500% due 07/01/2056 - 08/01/2056			25,590		25,647
6.000% due 08/01/2041 - 09/01/2056			276,440		281,747
6.500% due 07/01/2056			98,530		101,932

Total U.S. Government Agencies (Cost $1,105,382)					1,106,405

U.S. TREASURY OBLIGATIONS 2.5%
U.S. Treasury Bonds
4.625% due 05/15/2044 (j)			13,000		12,563
4.875% due 08/15/2045			346		343
U.S. Treasury Notes
3.875% due 07/31/2030 (j)(l)			18,700		18,481

Total U.S. Treasury Obligations (Cost $32,094)					31,387

NON-AGENCY MORTGAGE-BACKED SECURITIES 6.4%
Adjustable Rate Mortgage Trust
4.753% due 01/25/2036 ~			87		67
American Home Mortgage Investment Trust
6.500% due 03/25/2047 þ			26		15
Angel Oak Mortgage Trust
4.800% due 11/26/2068 þ			1,422		1,415
APS Resecuritization Trust
4.052% due 08/28/2054 ~			346		345
Avon Finance
4.646% due 12/28/2049 •	GBP		2,248		2,983
Banc of America Funding Trust
4.134% due 12/20/2046 •			$61		56
4.174% due 04/20/2047 •			3		2
4.314% due 06/20/2047 •			148		125
6.412% due 10/25/2036 þ			1,356		1,259
Bear Stearns ALT-A Trust
4.263% due 01/25/2036 •			4		4
5.044% due 05/25/2035 ~			1		1
Bear Stearns ARM Trust
4.498% due 07/25/2034 ~			4		4
5.757% due 01/25/2033 ~			22		22
5.910% due 04/25/2033 ~			1		1
6.375% due 08/25/2033 ~			1		1
Bear Stearns Structured Products, Inc. Trust
4.750% due 01/26/2036 ~			53		37
Bella Vista Mortgage Trust
4.354% due 01/22/2045 •			393		382

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$
BINOM Securitization Trust
3.000% due 02/25/2061 ~			746		692
Chase Home Lending Mortgage Trust
3.250% due 09/25/2063 ~			1,870		1,663
3.250% due 08/25/2064 ~			2,461		2,170
3.375% due 12/25/2064 ~			4,726		4,196
4.878% due 05/25/2055 •			976		976
Chase Mortgage Finance Trust
6.281% due 02/25/2037 ~			16		16
ChaseFlex Trust
4.363% due 07/25/2037 •			335		302
Chevy Chase Funding LLC Mortgage-Backed Certificates
4.013% due 01/25/2036 •			82		80
4.013% due 06/25/2036 •			130		128
CHL Mortgage Pass-Through Trust
4.423% due 02/25/2035 •			1		1
4.563% due 09/25/2034 •			24		23
6.224% due 02/20/2036 •			4		3
Citigroup Mortgage Loan Trust, Inc.
6.190% due 05/25/2035 •			2		2
6.480% due 10/25/2035 •			5		5
Countrywide Alternative Loan Trust
3.989% due 05/25/2036 ~			102		93
4.123% due 05/25/2047 •			91		85
4.143% due 09/25/2046 •			274		272
4.163% due 08/25/2037 •			9		6
4.263% due 05/25/2035 •			2,270		1,666
4.323% due 02/25/2037 •			508		425
4.394% due 12/20/2035 •			35		33
4.403% due 11/25/2035 •			189		176
4.744% due 12/25/2035 •			4		4
5.304% due 08/25/2035 •			992		926
5.500% due 11/25/2035			4		2
6.000% due 06/25/2047			3,258		1,600
6.250% due 08/25/2036			122		63
Cross Mortgage Trust
5.129% due 09/25/2069 ~			2,779		2,772
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
4.423% due 02/25/2036 •			716		735
5.263% due 10/25/2047 •			169		133
Eurohome U.K. Mortgages PLC
4.016% due 06/15/2044 •	GBP		0		1
First Horizon Alternative Mortgage Securities Trust
4.493% due 08/25/2035 ~			$75		62
Government National Mortgage Association REMICS
4.379% due 09/20/2075 •			4,922		4,967
GreenPoint Mortgage Pass-Through Certificates
6.427% due 10/25/2033 ~			8		8
GSR Mortgage Loan Trust
4.096% due 11/25/2035 ~			15		13
6.000% due 05/25/2037			163		115
HarborView Mortgage Loan Trust
3.974% due 07/19/2037 •			154		144
4.164% due 12/19/2036 •			50		45
4.254% due 01/19/2036 •			315		200
4.294% due 03/19/2035 •			648		633
IndyMac INDX Mortgage Loan Trust
3.451% due 01/25/2036 ~			71		65
4.163% due 11/25/2046 •			6,907		6,802
4.403% due 07/25/2045 •			3		2
JP Morgan Mortgage Trust
4.828% due 04/25/2066 ~			5,471		5,491
4.978% due 12/25/2056 •			4,400		4,411
5.168% due 04/25/2037 ~			3		2
5.750% due 01/25/2036			10		4
Legacy Mortgage Asset Trust
6.250% due 07/25/2067 þ			888		889
Lehman XS Trust
4.163% due 07/25/2047 •			3,129		3,179
4.263% due 08/25/2037 •			38		38
MASTR Adjustable Rate Mortgages Trust
4.544% due 12/25/2046 •			3,700		2,989
4.553% due 10/25/2033 ~			32		28
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
4.180% due 12/15/2030 •			26		26
Merrill Lynch Alternative Note Asset Trust
4.163% due 03/25/2037 •			427		98
Merrill Lynch Mortgage Investors Trust
5.302% due 05/25/2033 ~			2		2
Merrion Square Residential DAC
3.378% due 03/24/2081 •	EUR		3,063		3,512
Morgan Stanley Residential Mortgage Loan Trust
5.332% due 06/26/2056 •			$6,000		6,015
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~			1,089		1,053
3.500% due 10/25/2059 ~			28		27

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	June 30, 2026 (Unaudited)

		$
Nomura Resecuritization Trust
4.663% due 03/25/2037 •	1,492		1,457
OBX Trust
5.441% due 05/25/2065 ~	1,593		1,595
PHH Alternative Mortgage Trust
4.083% due 02/25/2037 •	117		86
RALI Trust
4.103% due 01/25/2037 •	118		106
4.133% due 08/25/2036 •	572		533
Residential Asset Securitization Trust
6.000% due 09/25/2036	908		241
6.000% due 05/25/2037	323		153
6.250% due 07/25/2036	304		218
Sequoia Mortgage Trust
4.154% due 07/20/2036 •	69		59
4.174% due 06/20/2036 •	76		71
Structured Adjustable Rate Mortgage Loan Trust
3.851% due 01/25/2035 ~	14		14
3.906% due 11/25/2035 ~	33		31
4.083% due 10/25/2035 •	906		880
4.343% due 08/25/2035 ~	31		27
4.654% due 09/25/2035 ~	19		17
5.144% due 01/25/2035 •	68		63
Structured Asset Mortgage Investments II Trust
3.457% due 05/25/2047 ~	1,897		1,523
4.323% due 02/25/2036 •	29		25
4.454% due 02/19/2035 •	1		1
WaMu Mortgage Pass-Through Certificates Trust
3.475% due 01/25/2037 ~	343		302
3.761% due 12/25/2046 •	195		179
4.028% due 06/25/2037 ~	776		711
4.235% due 12/25/2036 ~	115		108
4.303% due 12/25/2045 •	1,310		1,325
4.343% due 10/25/2045 •	7		7
4.403% due 01/25/2045 •	53		52
4.554% due 07/25/2047 •	27		23
4.624% due 10/25/2046 •	308		278
4.734% due 06/25/2046 •	2,335		2,078
4.744% due 02/25/2046 •	193		179
5.244% due 10/25/2046 •	41		40
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
4.494% due 02/25/2047 •	134		129
6.000% due 07/25/2036	1,016		791
Wells Fargo Alternative Loan Trust
6.250% due 07/25/2037	64		57
6.312% due 07/25/2037 ~	1,203		1,140

Total Non-Agency Mortgage-Backed Securities (Cost $81,442)			81,287

ASSET-BACKED SECURITIES 19.5%
AUTOMOBILE SEQUENTIAL 0.6%
Carvana Auto Receivables Trust
5.620% due 01/10/2029	109		110
Hertz Vehicle Financing III LLC
5.440% due 01/25/2029	5,000		5,048
Lendbuzz Securitization Trust
7.500% due 12/15/2028	2,106		2,133
Research-Driven Pagaya Motor Asset Trust V
5.320% due 09/25/2030	202		202

			7,493

CMBS OTHER 3.2%
ACRES Commercial Realty Issuer LLC
5.087% due 08/18/2044 •	3,400		3,404
BDS LLC
5.210% due 10/17/2042 •	5,250		5,253
Dwight Issuer LLC
5.000% due 01/18/2044 •(b)	3,000		3,004
MF1 LLC
5.209% due 02/18/2040 •	5,800		5,797
MF1 Ltd.
5.202% due 10/16/2036 •	4,600		4,603
5.389% due 02/19/2037 •	5,900		5,913
5.502% due 10/16/2036 •	4,600		4,604
Starwood Ltd.
5.393% due 11/15/2038 •	8,042		8,027

			40,605

HOME EQUITY OTHER 6.3%
ABFC Trust
4.813% due 03/25/2034 •	1,194		1,158

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	June 30, 2026 (Unaudited)

		$
ACE Securities Corp. Home Equity Loan Trust
4.378% due 12/25/2035 •	2,619		2,481
Argent Securities Trust
3.873% due 09/25/2036 •	74		24
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
3.318% due 02/25/2034 •	462		494
3.415% due 01/25/2034 •	89		85
Asset-Backed Securities Corp. Home Equity Loan Trust
3.112% due 03/25/2036 •	9,078		8,123
Bear Stearns Asset-Backed Securities I Trust
4.083% due 08/25/2036 •	496		486
4.783% due 10/25/2035 •	401		401
C-BASS Trust
3.883% due 11/25/2036 •	18		8
Carrington Mortgage Loan Trust
4.023% due 02/25/2037 •	265		255
Citigroup Mortgage Loan Trust, Inc.
4.063% due 12/25/2036 •	316		116
4.083% due 09/25/2036 •	2,271		1,719
4.663% due 09/25/2035 •	4,601		4,466
Countrywide Asset-Backed Certificates
4.263% due 01/25/2046 •	5,501		5,241
Countrywide Asset-Backed Certificates Trust
4.013% due 06/25/2047 •	1,018		979
4.043% due 12/25/2046 •	861		805
4.163% due 06/25/2037 •	1,868		1,908
4.255% due 05/25/2036 •	779		762
4.283% due 12/25/2036 •	3,115		2,961
Fremont Home Loan Trust
3.883% due 01/25/2037 •	10		4
4.423% due 01/25/2036 •	22		21
GSAA Home Equity Trust
4.003% due 06/25/2036 •	63		11
GSAMP Trust
3.853% due 01/25/2037 •	1,921		1,182
4.023% due 12/25/2046 •	1,233		648
4.063% due 12/25/2046 •	28		14
4.223% due 01/25/2037 •	4,200		3,723
Home Equity Asset Trust
5.363% due 12/25/2034 •	306		306
HSI Asset Securitization Corp. Trust
3.983% due 12/25/2036 •	869		221
4.228% due 03/25/2036 •	7,485		6,719
JP Morgan Mortgage Acquisition Trust
4.063% due 07/25/2036 •	60		28
JP Morgan Mortgage Trust
4.894% due 04/25/2066 ~	5,653		5,590
Long Beach Mortgage Loan Trust
4.203% due 02/25/2036 •	55		55
4.323% due 10/25/2034 •	14		13
MASTR Asset-Backed Securities Trust
4.083% due 10/25/2036 •	270		127
4.243% due 03/25/2036 •	38		22
Morgan Stanley ABS Capital I, Inc. Trust
3.893% due 01/25/2037 •	3,159		1,201
3.893% due 02/25/2037 •	627		562
4.013% due 03/25/2037 •	2,420		974
4.043% due 08/25/2036 •	381		188
4.693% due 07/25/2035 •	56		55
Morgan Stanley Home Equity Loan Trust
3.933% due 04/25/2037 •	1,462		744
Morgan Stanley Mortgage Loan Trust
6.465% due 09/25/2046 þ	670		219
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
4.423% due 10/25/2036 •	156		27
NovaStar Mortgage Funding Trust
4.023% due 03/25/2037 •	3,940		2,590
4.083% due 10/25/2036 •	210		98
Option One Mortgage Loan Trust Asset-Backed Certificates
4.498% due 11/25/2035 •	6,767		6,009
Ownit Mortgage Loan Trust
4.663% due 10/25/2036 •	23		23
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
4.738% due 07/25/2035 •	3,200		2,818
5.488% due 02/25/2035 •	3,359		3,152
RCKT Mortgage Trust
5.158% due 10/25/2044 þ	1,179		1,177
6.147% due 06/25/2044 þ	477		479
Residential Asset Mortgage Products Trust
4.828% due 05/25/2035 •	1,754		1,685
Securitized Asset-Backed Receivables LLC Trust
4.483% due 10/25/2035 •	304		274
SG Mortgage Securities Trust
4.123% due 02/25/2036 •	8,117		3,954
Soundview Home Loan Trust
3.843% due 06/25/2037 •	49		34

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$
4.228% due 02/25/2036 •			108		102
4.283% due 02/25/2037 •			133		36
Structured Asset Securities Corp. Mortgage Loan Trust
3.923% due 03/25/2036 •			1,059		1,025
4.183% due 02/25/2037 •			855		842
WaMu Asset-Backed Certificates Trust
4.003% due 05/25/2037 •			387		351

					79,775

HOME EQUITY SEQUENTIAL 0.1%
ABFC Trust
4.203% due 01/25/2037 •			2,121		1,178
Morgan Stanley Mortgage Loan Trust
4.483% due 04/25/2037 •			34		9

					1,187

WHOLE LOAN COLLATERAL 1.1%
Pretium Mortgage Credit Partners LLC
5.732% due 08/25/2055 þ			3,541		3,546
5.770% due 07/25/2056 þ(b)			3,100		3,109
PRPM LLC
6.299% due 06/25/2031 þ			3,200		3,206
Securitized Asset-Backed Receivables LLC Trust
4.263% due 05/25/2036 •			7,017		3,756
Specialty Underwriting & Residential Finance Trust
4.363% due 12/25/2036 •			382		372

					13,989

OTHER ABS 8.2%
Anchorage Credit Funding 12 Ltd.
3.177% due 10/25/2038			643		624
Anchorage Credit Funding 13 Ltd.
2.875% due 07/27/2039			300		286
Anchorage Credit Funding 14 Ltd.
3.000% due 01/21/2040			300		286
Anchorage Credit Funding 4 Ltd.
2.723% due 04/27/2039			400		381
Aqueduct European CLO DAC
0.000% due 07/15/2039 «•(b)	EUR		4,800		5,484
Arbour CLO VI DAC
3.433% due 11/15/2037 •			4,200		4,805
Arbour CLO XIII DAC
3.453% due 08/15/2038 •			4,600		5,257
Atlas Senior Loan Fund XV Ltd.
4.886% due 10/23/2032 •			$1,077		1,078
Barings Euro CLO DAC
3.426% due 08/15/2039 •	EUR		3,100		3,545
Black Diamond CLO DAC
3.263% due 05/15/2032 •			285		326
Capital Four U.S. CLO I Ltd.
4.815% due 01/18/2035 •			$1,800		1,800
Capital Four U.S. CLO V Ltd.
0.000% due 07/15/2037 «•(b)			5,100		5,100
CarVal CLO I Ltd.
4.910% due 07/16/2031 •			1,594		1,595
CBAMR Ltd.
5.303% due 07/15/2037 •			3,300		3,305
Centerbridge Credit Funding 1 Ltd.
3.164% due 07/25/2039			300		291
Contego CLO III BV
3.454% due 04/15/2038 •	EUR		1,700		1,945
Crown City CLO III
0.000% due 07/20/2034 «~(b)			$1,700		1,700
CVC Cordatus Loan Fund XII DAC
3.285% due 01/23/2039 •	EUR		1,500		1,716
CVC Cordatus Loan Fund XXX DAC
3.528% due 05/15/2037 •			1,980		2,268
CVC Cordatus Loan Fund XXXIII DAC
3.603% due 03/24/2038 •			5,100		5,832
Elevation CLO Ltd.
4.955% due 01/25/2035 •			$4,500		4,502
Fair Oaks Loan Funding V DAC
3.439% due 10/15/2036 •	EUR		800		915
Gallatin CLO VIII Ltd.
5.585% due 07/15/2031 •			$2,700		2,705
ICG Euro CLO DAC
3.455% (EUR003M + 1.290%) due 01/26/2038 ~	EUR		4,000		4,575
Invesco Euro CLO III DAC
3.260% due 10/30/2038 •			1,500		1,716
Kennedy Lewis CLO 7 Ltd.
4.839% due 04/22/2037 •			$4,800		4,804

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$
Madison Park Euro Funding XIV DAC
3.004% due 07/15/2032 •	EUR		1,775		2,031
Madison Park Funding LVIII Ltd.
0.000% due 04/25/2037 «~(b)			$2,600		2,600
Nelnet Student Loan Trust
4.670% due 06/22/2065			3,351		3,284
4.959% due 06/22/2065 •			2,514		2,520
5.809% due 02/20/2041 •			197		201
6.640% due 02/20/2041			197		202
Ocean Trails CLO X
5.373% due 10/15/2034 •			2,000		2,005
OZLM XXIV Ltd.
5.387% due 07/20/2032 •			2,500		2,501
5.637% due 07/20/2032 •			1,500		1,503
Pagaya AI Debt Grantor Trust
4.497% due 04/15/2033			653		649
Penta CLO 9 DAC
3.015% due 07/25/2036 •	EUR		2,500		2,860
Post CLO Ltd.
4.753% due 10/15/2034 •			$2,700		2,703
Romark Credit Funding II Ltd.
2.625% due 10/25/2039			300		283
SMB Private Education Loan Trust
5.043% due 03/15/2056 •			2,455		2,474
5.143% due 11/15/2052 •			323		325
SoFi Professional Loan Program LLC
2.540% due 05/15/2046			946		914
Toro European CLO 6 DAC
3.070% due 01/12/2032 •	EUR		6,305		7,213
Whetstone Park CLO Ltd.
4.745% due 01/20/2035 •			$3,300		3,302

					104,411

Total Asset-Backed Securities (Cost $252,767)					247,460

SOVEREIGN ISSUES 10.8%
Abu Dhabi Government International Bonds
4.875% due 04/30/2029			700		705
5.000% due 04/30/2034			800		814
Bonos de la Tesoreria de la Republica en pesos
4.700% due 09/01/2030	CLP		610,000		653
5.800% due 10/01/2029			270,000		301
Brazil Government International Bonds
4.000% due 04/23/2030	EUR		1,600		1,835
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2026 (e)	BRL		77,644		14,548
0.000% due 04/01/2027 (e)			47,265		8,320
Colombia Government International Bonds
6.500% due 01/21/2033			$300		305
Colombia TES
9.250% due 05/28/2042	COP		373,500		89
11.000% due 08/22/2029			5,050,000		1,434
11.500% due 07/25/2046			248,500		71
11.750% due 01/24/2035			79,155,600		22,746
12.000% due 03/13/2058			133,500		39
12.750% due 11/28/2040			1,594,500		487
Costa Rica Government International Bonds
5.950% due 04/27/2033	EUR		300		366
Development Bank of Kazakhstan JSC
18.400% due 10/16/2028	KZT		205,000		447
Eagle Funding Luxco SARL
5.500% due 08/17/2030			$5,300		5,328
Ecuador Government International Bonds
0.000% due 07/31/2030 (e)			1,260		1,090
Egypt Government Bonds
19.698% due 10/14/2030	EGP		76,600		1,486
Ivory Coast Government International Bonds
6.625% due 03/22/2048	EUR		1,600		1,769
Japan Government Thirty Year Bonds
2.400% due 03/20/2055	JPY		660,000		3,008
Peru Government Bonds
6.150% due 08/12/2032	PEN		4,400		1,394
6.850% due 08/12/2035			48,800		15,025
7.300% due 08/12/2033			21,600		7,079
7.600% due 08/12/2039			1,000		314
Peru Government International Bonds
5.400% due 08/12/2034			19,500		5,575
6.150% due 08/12/2032			21,400		6,781
6.950% due 08/12/2031			2,160		719
Republic of South Africa Government Bonds
6.250% due 03/31/2036	ZAR		165,230		8,648
7.000% due 02/28/2031			196,080		11,563
8.250% due 03/31/2032			16,600		1,025
8.500% due 01/31/2037			21,300		1,295
8.875% due 02/28/2035			108,500		6,865

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	June 30, 2026 (Unaudited)

		$	$
Romania Government International Bonds
6.750% due 07/11/2039	EUR	2,100		2,547
Turkiye Government Bonds
40.305% (BISTREFI + 0.000%) due 09/06/2028 ~	TRY	43,800		944
40.760% (BISTREFI + 0.000%) due 08/19/2026 ~		300		6
40.760% (BISTREFI + 0.000%) due 05/17/2028 ~		49,900		1,080

Total Sovereign Issues (Cost $129,114)				136,701

		SHARES
COMMON STOCKS 3.9%
CONSUMER DISCRETIONARY 0.9%
Amazon.com, Inc. (c)		45,884		10,936

INFORMATION TECHNOLOGY 3.0%
NVIDIA Corp.		191,726		38,362

Total Common Stocks (Cost $48,206)				49,298

EXCHANGE-TRADED FUNDS 13.8%
iShares Core S&P 500 ETF		234,441		175,571

Total Exchange-Traded Funds (Cost $171,069)				175,571

SHORT-TERM INSTRUMENTS 21.1%
REPURCHASE AGREEMENTS (g) 20.4%
				258,600

		PRINCIPAL AMOUNT (000s)
EGYPT TREASURY BILLS 0.0%
23.884% due 10/13/2026 - 10/20/2026 (d)(e)	EGP	7,850		150

		PRINCIPAL AMOUNT (000s)
NIGERIA TREASURY BILLS 0.0%
21.612% due 08/11/2026 (e)(f)	NGN	386,600		274

U.S. TREASURY BILLS 0.7%
3.687% due 07/21/2026 - 08/27/2026 (d)(e)(j)(l)		$9,555		9,515

Total Short-Term Instruments (Cost $268,532)				268,539

Total Investments in Securities (Cost $2,146,514)				2,154,756

		SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III		6,143		60

Total Short-Term Instruments (Cost $60)				60

Total Investments in Affiliates (Cost $60)				60

Total Investments 169.6% (Cost $2,146,574)				$2,154,816
Financial Derivative Instruments (i)(k) 2.0% (Cost or Premiums, net $23,017)				25,021
Other Assets and Liabilities, net (71.6)%				(909,499)

Net Assets 100.0%				$1,270,338

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	June 30, 2026 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Security is an Interest Only (“IO”) or IO Strip.

(b)	When-issued security.

(c)	Security did not produce income within the last twelve months.

(d)	Coupon represents a weighted average yield to maturity.

(e)	Zero coupon security.

(f)	Coupon represents a yield to maturity.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(g)	REPURCHASE AGREEMENTS:

		$		$		$			$		$		$
Counterparty	Lending Rate	Settlement Date		Maturity Date		Principal Amount		Collateralized By	Collateral (Received)		Repurchase Agreements, at Value		Repurchase Agreement Proceeds to be Received(1)
BOS	3.660%		06/30/2026		07/01/2026		$36,300	U.S. Treasury Notes 4.250% due 02/15/2028		$(37,023)		$36,300		$36,304
BOS	3.690		06/30/2026		07/01/2026		44,300	U.S. Treasury Notes 1.125% due 02/15/2031		(45,146)		44,300		44,304
BRC	3.720		06/30/2026		07/01/2026		171,500	U.S. Treasury Inflation-Indexed Notes 1.625% due 04/15/2030		(174,789)		171,500		171,518
DEU	3.650		06/30/2026		07/01/2026		6,500	U.S. Treasury Bonds 4.000% due 11/15/2052		(6,603)		6,500		6,501

Total Repurchase Agreements										$(263,561)		$258,600		$258,627

REVERSE REPURCHASE AGREEMENTS:

	$		$		$		$		$
Counterparty	Borrowing Rate(2)		Settlement Date		Maturity Date		Amount Borrowed(2)		Payable for Reverse Repurchase Agreements
DEU		3.740%		06/22/2026		07/01/2026		(25,095)		$(25,118)
SAL		3.740		06/11/2026		07/13/2026		(7,817)		(7,833)
		3.750		06/16/2026		07/13/2026		(51,134)		(51,214)
		3.760		06/12/2026		07/13/2026		(35,489)		(35,560)

Total Reverse Repurchase Agreements										$(119,725)

SHORT SALES:

	$		$		$		$		$
Description	Coupon		Maturity Date		Principal Amount		Proceeds		Payable for Short Sales
U.S. Government Agencies (9.0)%
Government National Mortgage Association, TBA		3.000%		07/01/2056		$36,100		$(31,644)		$(32,044)
Uniform Mortgage-Backed Security, TBA		2.000		08/01/2056		24,910		(19,832)		(19,889)
Uniform Mortgage-Backed Security, TBA		2.500		08/01/2056		34,430		(28,695)		(28,763)
Uniform Mortgage-Backed Security, TBA		3.500		08/01/2056		34,510		(31,077)		(31,290)
Uniform Mortgage-Backed Security, TBA		4.500		08/01/2056		2,750		(2,643)		(2,632)

Total Short Sales (9.0)%								$(113,891)		$(114,618)

(h)	Securities with an aggregate market value of $122,796 have been pledged as collateral under the terms of master agreements as of June 30, 2026.

(1)	Includes accrued interest.

(2)

The average amount of borrowings outstanding during the period ended June 30, 2026 was $(26,913) at a weighted average interest rate of 3.742%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(i)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	June 30, 2026 (Unaudited)

PURCHASED OPTIONS:

FUTURE STYLED COMMODITY OPTIONS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Call - CBOE California Carbon Allowances December 2026 Futures	$45.000	12/15/2026	136	$136	$58	$10

Total Purchased Options					$58	$10

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

		$		$		$		$		$
								Variation Margin
Description	Expiration Month	# of Contracts		Notional Amount		Unrealized Appreciation/ (Depreciation)		Asset		Liability
3-Month CORRA Futures	06/2027		5		$858		$0		$0		$0
California Carbon Allowance Vintage Futures	12/2026		145		4,779		(56)		0		(22)
CBOT 10 Year U.S. Treasury Notes Futures	09/2026		847		93,077		593		0		(251)
CBOT 2 Year U.S. Treasury Notes Futures	09/2026		480		98,944		(46)		0		(56)
CBOT 5 Year U.S. Treasury Notes Futures	09/2026		2,021		216,342		(76)		0		(379)
CBOT U.S. Long Bond Futures	09/2026		159		18,047		288		0		(104)
Eurex 30 Year Euro BUXL Futures	09/2026		1		127		3		0		0
Euro-BTP Italian Bond Futures	09/2026		115		15,682		137		0		(8)
SFE 10 Year Australian Bond Futures	09/2026		182		13,838		186		26		(32)
Three Month SONIA Index Futures	06/2027		341		108,500		508		0		(40)

							$1,537		$26		$(892)

SHORT FUTURES CONTRACTS

		$		$		$		$		$
								Variation Margin
Description	Expiration Month	# of Contracts		Notional Amount		Unrealized Appreciation/ (Depreciation)		Asset		Liability
3 Month Euro Euribor Futures	06/2027		12		$(3,338)		$2		$1		$0
Adjusted Interest Rate S&P 500 Total Return Index Futures	07/2026		171		(62,755)		(1,839)		0		(530)
Adjusted Interest Rate S&P 500 Total Return Index Futures	09/2026		249		(91,548)		(892)		0		(791)
French Government Bond Futures	09/2026		578		(79,238)		(304)		139		0
SFE 3 Year Australian Bond Futures	09/2026		17		(1,231)		(6)		1		(1)
Three-Month SOFR Futures	06/2027		2		(480)		0		0		0
TSE Japanese 10 Year Bond Futures	09/2026		49		(38,505)		(98)		139		0
Ultra 10 Year U.S. Treasury Notes Futures	09/2026		164		(18,445)		(257)		64		0
Ultra U.S. Treasury Bond Futures	09/2026		140		(16,262)		93		105		0

							$(3,301)		$449		$(1,322)

Total Futures Contracts							$(1,764)		$475		$(2,214)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

	$		$		$		$		$		$		$		$		$		$
																	Variation Margin(8)
Reference Entity	Fixed Receive Rate		Payment Frequency		Maturity Date		Implied Credit Spread at June 30, 2026(4)		Notional Amount(5)		Premiums Paid/ (Received)		Unrealized Appreciation/ (Depreciation)		Market Value(6)		Asset		Liability
Bank of America Corp.		1.000%		Quarterly		12/20/2026		0.238%		$2,100		$27		$(19)		$8		$0		$0
Discovery Global Holdings, Inc.		1.000		Quarterly		12/20/2026		0.608		100		0		0		0		0		0
General Electric Co.		1.000		Quarterly		12/20/2026		0.039		1,900		21		(12)		9		0		0

												$48		$(31)		$17		$0		$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(3)

	$		$		$		$		$		$		$		$		$
															Variation Margin(8)
Index/Tranches	Fixed (Pay) Rate		Payment Frequency		Maturity Date		Notional Amount(5)		Premiums Paid/ (Received)		Unrealized Appreciation/ (Depreciation)		Market Value(6)		Asset		Liability
CDX.IG-45 5-Year Index		(1.000)%		Quarterly		12/20/2030		$374,600		$(7,567)		$(657)		$(8,224)		$40		$0
CDX.iTraxx Crossover 45 5-Year Index		(5.000)		Quarterly		06/20/2031	EUR	940		(81)		(38)		(119)		0		(2)
CDX.iTraxx Main 45 5-Year Index		(1.000)		Quarterly		06/20/2031		5,810		(113)		(38)		(151)		0		(2)

										$(7,761)		$(733)		$(8,494)		$40		$(4)

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	June 30, 2026 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

		$		$		$		$		$		$		$		$
														Variation Margin(8)
Index/Tranches	Fixed Receive Rate	Payment Frequency		Maturity Date		Notional Amount(5)		Premiums Paid/ (Received)		Unrealized Appreciation/ (Depreciation)		Market Value(6)		Asset		Liability
CDX.HY-44 5-Year Index	5.000%		Quarterly		06/20/2030		$98		$8		$0		$8		$0		$0
CDX.HY-46 5-Year Index	5.000		Quarterly		06/20/2031		8,395		399		290		689		0		(4)
CDX.IG-46 5-Year Index	1.000		Quarterly		06/20/2031		46,260		1,015		12		1,027		0		(6)

									$1,422		$302		$1,724		$0		$(10)

INTEREST RATE SWAPS

		$		$		$			$		$		$		$		$		$
																	Variation Margin(8)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate		Payment Frequency		Maturity Date		Notional Amount			Premiums Paid/ (Received)		Unrealized Appreciation/ (Depreciation)		Market Value		Asset		Liability
Pay	1-Day GBP-SONIO Compounded-OIS		3.750%		Annual		09/17/2030	GBP		80,400		$(391)		$(920)		$(1,311)		$0		$(103)
Pay	1-Day GBP-SONIO Compounded-OIS		4.320		Annual		10/20/2033			300		(2)		7		5		0		(1)
Receive	1-Day GBP-SONIO Compounded-OIS		3.700		Annual		03/28/2034			200		(1)		10		9		0		0
Pay	1-Day GBP-SONIO Compounded-OIS		3.930		Annual		01/06/2035			500		(1)		(14)		(15)		0		(1)
Pay	1-Day GBP-SONIO Compounded-OIS		4.000		Annual		09/17/2035			9,500		(279)		10		(269)		0		(23)
Pay(7)	1-Day GBP-SONIO Compounded-OIS		4.000		Annual		09/16/2036			24,100		(350)		(585)		(935)		0		(63)
Receive	1-Day GBP-SONIO Compounded-OIS		4.500		Annual		09/17/2055			4,840		229		21		250		24		0
Pay(7)	1-Day JPY-MUTKCALM Compounded-OIS		2.000		Annual		09/16/2036	JPY		6,854,400		(1,151)		(933)		(2,084)		0		(218)
Pay	1-Day JPY-MUTKCALM Compounded-OIS		2.500		Annual		12/17/2055			1,640,000		(1,035)		(545)		(1,580)		0		(159)
Receive	1-Day USD-SOFR Compounded-OIS		3.500		Annual		12/17/2027			$210		(1)		3		2		0		0
Receive	1-Day USD-SOFR Compounded-OIS		2.500		Semi- Annual		12/20/2027			4,700		(54)		177		123		3		0
Receive	1-Day USD-SOFR Compounded-OIS		3.655		Annual		05/31/2028			2,600		0		17		17		2		0
Receive	1-Day USD-SOFR Compounded-OIS		3.691		Annual		05/31/2028			13,780		0		80		80		11		0
Receive	1-Day USD-SOFR Compounded-OIS		3.807		Annual		05/31/2028			500		0		2		2		0		0
Pay(7)	1-Day USD-SOFR Compounded-OIS		3.150		Annual		08/25/2028			420,080		(2,712)		(432)		(3,144)		0		(241)
Receive	1-Day USD-SOFR Compounded-OIS		3.842		Annual		03/04/2030			1,500		(3)		6		3		3		0
Receive	1-Day USD-SOFR Compounded-OIS		3.000		Annual		06/21/2030			12,260		389		25		414		25		0
Receive	1-Day USD-SOFR Compounded-OIS		3.750		Annual		09/17/2030			39,310		(830)		1,111		281		86		0
Receive	1-Day USD-SOFR Compounded-OIS		3.750		Annual		12/17/2030			51,650		(857)		1,189		332		121		0
Receive	1-Day USD-SOFR Compounded-OIS		1.063		Semi- Annual		03/15/2031			21,700		142		2,725		2,867		52		0
Receive	1-Day USD-SOFR Compounded-OIS		3.750		Annual		12/18/2031			14,500		42		71		113		43		0
Receive	1-Day USD-SOFR Compounded-OIS		1.750		Annual		06/15/2032			8,400		1,178		(205)		973		27		0
Receive	1-Day USD-SOFR Compounded-OIS		3.750		Annual		09/17/2032			5,980		(63)		127		64		21		0
Receive	1-Day USD-SOFR Compounded-OIS		3.750		Annual		12/17/2032			27,920		(633)		922		289		100		0
Pay	1-Day USD-SOFR Compounded-OIS		3.750		Annual		03/18/2033			16,410		10		(191)		(181)		0		(61)
Pay	1-Day USD-SOFR Compounded-OIS		3.742		Annual		03/26/2033			17,500		(81)		(114)		(195)		0		(63)
Pay	1-Day USD-SOFR Compounded-OIS		3.721		Annual		04/01/2033			17,400		(84)		(133)		(217)		0		(63)
Pay	1-Day USD-SOFR Compounded-OIS		3.646		Annual		04/17/2033			9,700		(74)		(93)		(167)		0		(35)
Pay	1-Day USD-SOFR Compounded-OIS		3.674		Annual		04/29/2033			15,400		(108)		(132)		(240)		0		(56)
Pay	1-Day USD-SOFR Compounded-OIS		3.560		Annual		04/30/2033			15,400		(144)		(203)		(347)		0		(56)

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$		$		$		$		$		$		$		$
Pay	1-Day USD-SOFR Compounded-OIS		3.600		Annual		06/04/2033		16,200		(81)		(250)		(331)		0		(60)
Receive	1-Day USD-SOFR Compounded-OIS		3.500		Annual		06/17/2033		9,030		156		89		245		34		0
Receive	1-Day USD-SOFR Compounded-OIS		3.750		Annual		06/20/2033		1,500		(29)		47		18		6		0
Receive	1-Day USD-SOFR Compounded-OIS		3.000		Annual		06/21/2033		67,600		4,419		(522)		3,897		254		0
Pay	1-Day USD-SOFR Compounded-OIS		3.783		Annual		06/23/2033		16,400		(101)		(54)		(155)		0		(61)
Receive	1-Day USD-SOFR Compounded-OIS		4.250		Annual		11/22/2033		500		(2)		(9)		(11)		2		0
Receive	1-Day USD-SOFR Compounded-OIS		3.950		Annual		12/19/2033		600		(3)		2		(1)		2		0
Receive	1-Day USD-SOFR Compounded-OIS		3.842		Annual		12/26/2033		300		(1)		3		2		1		0
Receive	1-Day USD-SOFR Compounded-OIS		3.854		Annual		12/29/2033		700		(3)		7		4		3		0
Receive	1-Day USD-SOFR Compounded-OIS		3.750		Annual		01/02/2034		500		(2)		8		6		2		0
Receive	1-Day USD-SOFR Compounded-OIS		3.810		Annual		01/02/2034		300		(1)		4		3		1		0
Receive	1-Day USD-SOFR Compounded-OIS		3.684		Annual		01/03/2034		400		(2)		9		7		2		0
Receive	1-Day USD-SOFR Compounded-OIS		3.750		Annual		06/20/2034		12,750		71		121		192		54		0
Receive	1-Day USD-SOFR Compounded-OIS		3.679		Annual		08/13/2034		170		(1)		5		4		1		0
Receive	1-Day USD-SOFR Compounded-OIS		3.595		Annual		08/19/2034		600		(2)		19		17		3		0
Receive	1-Day USD-SOFR Compounded-OIS		3.558		Annual		08/21/2034		500		(2)		18		16		2		0
Receive	1-Day USD-SOFR Compounded-OIS		3.605		Annual		08/28/2034		200		(1)		7		6		1		0
Receive	1-Day USD-SOFR Compounded-OIS		3.470		Annual		09/04/2034		500		(2)		21		19		2		0
Receive	1-Day USD-SOFR Compounded-OIS		3.408		Annual		09/05/2034		500		(2)		23		21		2		0
Receive	1-Day USD-SOFR Compounded-OIS		3.410		Annual		09/05/2034		240		(1)		11		10		1		0
Receive	1-Day USD-SOFR Compounded-OIS		3.232		Annual		09/10/2034		250		(1)		15		14		1		0
Receive	1-Day USD-SOFR Compounded-OIS		3.240		Annual		09/16/2034		400		(2)		24		22		2		0
Receive	1-Day USD-SOFR Compounded-OIS		3.278		Annual		09/16/2034		500		(2)		28		26		2		0
Pay	1-Day USD-SOFR Compounded-OIS		3.860		Annual		11/14/2034		1,100		(4)		(4)		(8)		0		(5)
Pay	1-Day USD-SOFR Compounded-OIS		3.866		Annual		11/14/2034		800		(3)		(3)		(6)		0		(4)
Pay	1-Day USD-SOFR Compounded-OIS		3.793		Annual		11/19/2034		1,100		(5)		(9)		(14)		0		(5)
Pay	1-Day USD-SOFR Compounded-OIS		3.855		Annual		11/19/2034		500		(2)		(2)		(4)		0		(2)
Pay	1-Day USD-SOFR Compounded-OIS		3.865		Annual		11/20/2034		200		(1)		0		(1)		0		(1)
Receive	1-Day USD-SOFR Compounded-OIS		3.750		Annual		12/18/2034		43,600		(272)		999		727		193		0
Pay	1-Day USD-SOFR Compounded-OIS		4.015		Annual		12/30/2034		300		(1)		2		1		0		(1)
Pay	1-Day USD-SOFR Compounded-OIS		3.933		Annual		01/06/2035		800		(3)		1		(2)		0		(4)
Pay	1-Day USD-SOFR Compounded-OIS		3.840		Annual		01/08/2035		600		(2)		(4)		(6)		0		(3)
Pay	1-Day USD-SOFR Compounded-OIS		3.850		Annual		01/08/2035		400		(1)		(2)		(3)		0		(2)
Pay	1-Day USD-SOFR Compounded-OIS		3.890		Annual		01/08/2035		500		(1)		(2)		(3)		0		(2)
Pay	1-Day USD-SOFR Compounded-OIS		3.896		Annual		01/08/2035		700		(2)		(1)		(3)		0		(3)
Pay	1-Day USD-SOFR Compounded-OIS		3.900		Annual		01/08/2035		800		(2)		(2)		(4)		0		(4)
Pay	1-Day USD-SOFR Compounded-OIS		3.880		Annual		01/13/2035		1,100		(3)		(4)		(7)		0		(5)
Pay	1-Day USD-SOFR Compounded-OIS		3.970		Annual		01/15/2035		200		(1)		1		0		0		(1)
Pay	1-Day USD-SOFR Compounded-OIS		4.013		Annual		01/15/2035		1,000		(3)		7		4		0		(5)
Pay	1-Day USD-SOFR Compounded-OIS		4.071		Annual		01/15/2035		500		(1)		5		4		0		(2)
Pay	1-Day USD-SOFR Compounded-OIS		4.100		Annual		01/21/2035		400		(1)		5		4		0		(2)
Pay	1-Day USD-SOFR Compounded-OIS		4.090		Annual		01/22/2035		800		(2)		10		8		0		(4)
Receive	1-Day USD-SOFR Compounded-OIS		4.000		Annual		02/26/2035		300		(1)		0		(1)		1		0

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$		$			$		$		$		$		$		$
Receive	1-Day USD-SOFR Compounded-OIS		3.890		Annual		03/03/2035			450		(2)		5		3		2		0
Receive	1-Day USD-SOFR Compounded-OIS		3.908		Annual		03/04/2035			700		(3)		6		3		3		0
Receive	1-Day USD-SOFR Compounded-OIS		3.870		Annual		03/05/2035			300		(1)		3		2		1		0
Receive	1-Day USD-SOFR Compounded-OIS		3.874		Annual		03/05/2035			900		(3)		10		7		4		0
Receive	1-Day USD-SOFR Compounded-OIS		3.899		Annual		03/11/2035			600		(2)		5		3		3		0
Receive	1-Day USD-SOFR Compounded-OIS		3.905		Annual		03/12/2035			800		(2)		6		4		4		0
Receive	1-Day USD-SOFR Compounded-OIS		3.975		Annual		03/21/2035			1,100		(3)		3		0		5		0
Receive	1-Day USD-SOFR Compounded-OIS		3.930		Annual		03/24/2035			1,500		(4)		9		5		7		0
Receive	1-Day USD-SOFR Compounded-OIS		3.884		Annual		03/25/2035			900		(3)		9		6		4		0
Pay	1-Day USD-SOFR Compounded-OIS		3.750		Annual		05/07/2035			1,400		(7)		(17)		(24)		0		(6)
Receive	1-Day USD-SOFR Compounded-OIS		3.750		Annual		09/17/2035			102,360		220		1,843		2,063		485		0
Receive	1-Day USD-SOFR Compounded-OIS		3.750		Annual		12/17/2035			10,020		(155)		361		206		48		0
Receive	1-Day USD-SOFR Compounded-OIS		0.982		Semi- Annual		02/15/2036			5,500		(1)		1,459		1,458		23		0
Receive	1-Day USD-SOFR Compounded-OIS		3.748		Annual		03/03/2036			1,500		(3)		34		31		7		0
Receive	1-Day USD-SOFR Compounded-OIS		3.775		Annual		03/03/2036			1,300		(3)		27		24		6		0
Pay	1-Day USD-SOFR Compounded-OIS		3.960		Annual		05/22/2036			1,900		(5)		(3)		(8)		0		(10)
Pay	1-Day USD-SOFR Compounded-OIS		4.002		Annual		05/28/2036			800		(2)		1		(1)		0		(4)
Pay	1-Day USD-SOFR Compounded-OIS		4.006		Annual		05/28/2036			2,200		(6)		5		(1)		0		(11)
Receive	1-Day USD-SOFR Compounded-OIS		3.750		Annual		06/17/2036			5,162		87		31		118		26		0
Receive(7)	1-Day USD-SOFR Compounded-OIS		3.750		Annual		09/16/2036			16,200		84		291		375		84		0
Receive	1-Day USD-SOFR Compounded-OIS		3.700		Annual		02/20/2049			10,900		166		692		858		101		0
Receive	1-Day USD-SOFR Compounded-OIS		1.250		Semi- Annual		06/16/2051			11,300		2,127		3,575		5,702		75		0
Pay	1-Day USD-SOFR Compounded-OIS		4.046		Annual		11/15/2052			7,330		0		(191)		(191)		0		(77)
Pay	1-Day USD-SOFR Compounded-OIS		4.054		Annual		11/15/2052			7,620		0		(190)		(190)		0		(80)
Receive	1-Day USD-SOFR Compounded-OIS		2.750		Annual		06/21/2053			9,540		514		1,761		2,275		85		0
Receive	1-Day USD-SOFR Compounded-OIS		3.500		Annual		06/20/2054			6,900		(155)		973		818		69		0
Receive	1-Day USD-SOFR Compounded-OIS		3.500		Annual		12/18/2054			32,450		502		3,393		3,895		331		0
Pay	1-Day USD-SOFR Compounded-OIS		3.500		Annual		09/17/2055			26,970		(2,312)		(930)		(3,242)		0		(276)
Receive	1-Day USD-SOFR Compounded-OIS		3.750		Annual		12/17/2055			8,970		227		465		692		97		0
Pay	1-Day USD-SOFR Compounded-OIS		4.000		Annual		03/18/2056			3,490		(142)		23		(119)		0		(39)
Pay(7)	1-Day USD-SOFR Compounded-OIS		4.110		Annual		08/25/2057			9,830		(509)		383		(126)		0		(106)
Pay	1-Year BRL-CDI		13.926		Maturity		01/04/2027	BRL		4,200		0		(7)		(7)		0		0
Pay	1-Year BRL-CDI		13.927		Maturity		01/04/2027			46,600		1		(75)		(74)		2		0
Pay	1-Year BRL-CDI		14.009		Maturity		01/04/2027			8,100		0		(11)		(11)		0		0
Pay	1-Year BRL-CDI		12.810		Maturity		01/02/2029			48,300		0		(232)		(232)		20		0
Pay	1-Year BRL-CDI		12.975		Maturity		01/02/2029			80,800		0		(359)		(359)		34		0
Pay	1-Year BRL-CDI		13.245		Maturity		01/02/2029			87,700		0		(352)		(352)		37		0
Pay	1-Year BRL-CDI		13.291		Maturity		01/02/2029			29,700		0		(132)		(132)		12		0
Pay	1-Year BRL-CDI		13.320		Maturity		01/02/2029			2,400		0		(10)		(10)		1		0
Pay	1-Year BRL-CDI		12.985		Maturity		01/02/2031			92,660		(404)		(92)		(496)		53		0
Receive	1-Year BRL-CDI		14.210		Maturity		01/02/2031			87,900		0		(88)		(88)		0		(49)
Pay(7)	3-Month AUD-BBR-BBSW		5.000		Semi- Annual		09/16/2036	AUD		16,700		59		102		161		0		(1)
Pay(7)	3-Month COP-IBR Compounded-OIS		4.668		Annual		06/16/2036	CZK		3,500		0		2		2		0		0
Pay(7)	3-Month COP-IBR Compounded-OIS		4.510		Annual		06/17/2036			3,600		0		1		1		0		0
Pay(7)	3-Month COP-IBR Compounded-OIS		4.335		Annual		07/01/2036			6,140		0		0		0		0		0
Receive(7)	3-Month PLN-WIBOR		4.723		Annual		12/01/2035	PLN		5,100		1		(10)		(9)		0		(2)
Receive(7)	3-Month PLN-WIBOR		4.685		Annual		12/02/2035			700		0		(1)		(1)		0		0
Receive(7)	3-Month PLN-WIBOR		4.730		Annual		12/31/2035			300		0		(1)		(1)		0		0
Pay(7)	3-Month PLN-WIBOR		5.200		Annual		03/23/2036			210		0		1		1		0		0
Receive(7)	3-Month PLN-WIBOR		4.960		Annual		06/16/2036			630		0		(2)		(2)		0		0
Receive(7)	3-Month PLN-WIBOR		4.800		Annual		06/17/2036			650		0		(1)		(1)		0		0

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$		$			$		$		$		$		$		$
Receive(7)	3-Month PLN-WIBOR		4.625		Annual		07/01/2036			1,100		0		0		0		0		0
Pay	6-Month AUD-BBR-BBSW		4.500		Semi- Annual		09/20/2033	AUD		23,800		(102)		(110)		(212)		0		(7)
Pay	6-Month AUD-BBR-BBSW		4.500		Semi- Annual		06/18/2035			15,800		313		(539)		(226)		0		(4)
Receive	6-Month CLP-CHILIBOR		4.590		Semi- Annual		10/01/2029	CLP		245,000		0		0		0		0		0
Receive	6-Month CLP-CHILIBOR		4.676		Semi- Annual		09/01/2030			202,000		0		0		0		0		0
Receive	6-Month CLP-CHILIBOR		4.710		Semi- Annual		09/01/2030			356,600		0		(1)		(1)		0		0
Pay	6-Month CZK-PRIBOR		3.760		Annual		11/01/2034	CZK		1,200		(1)		0		(1)		0		0
Pay(7)	6-Month CZK-PRIBOR		4.523		Annual		12/01/2035			28,320		(1)		12		11		0		0
Pay(7)	6-Month CZK-PRIBOR		4.485		Annual		12/02/2035			3,900		0		1		1		0		0
Pay(7)	6-Month CZK-PRIBOR		4.530		Annual		12/31/2035			1,600		0		1		1		0		0
Receive(7)	6-Month CZK-PRIBOR		4.700		Annual		03/23/2036			1,000		0		(1)		(1)		0		0
Receive	6-Month EUR-EURIBOR		2.280		Annual		03/04/2030	EUR		800		(1)		14		13		1		0
Receive	6-Month EUR-EURIBOR		2.400		Annual		04/09/2030			700		(1)		10		9		1		0
Receive	6-Month EUR-EURIBOR		2.350		Annual		04/29/2030			400		(1)		7		6		0		0
Pay	6-Month EUR-EURIBOR		2.500		Annual		03/18/2031			2,730		12		(41)		(29)		0		(2)
Pay(7)	6-Month EUR-EURIBOR		2.500		Annual		09/16/2031			400		0		(5)		(5)		0		0
Receive	6-Month EUR-EURIBOR		3.250		Annual		11/06/2033			500		(2)		(24)		(26)		0		0
Receive	6-Month EUR-EURIBOR		3.148		Annual		11/20/2033			370		(1)		(15)		(16)		0		0
Receive	6-Month EUR-EURIBOR		3.280		Annual		11/22/2033			200		(1)		(10)		(11)		0		0
Receive	6-Month EUR-EURIBOR		3.305		Annual		11/27/2033			200		(1)		(10)		(11)		0		0
Receive	6-Month EUR-EURIBOR		3.128		Annual		12/04/2033			300		(1)		(12)		(13)		0		0
Receive	6-Month EUR-EURIBOR		3.063		Annual		12/06/2033			500		(2)		(16)		(18)		0		0
Receive	6-Month EUR-EURIBOR		2.990		Annual		12/08/2033			600		(2)		(16)		(18)		1		0
Receive	6-Month EUR-EURIBOR		2.910		Annual		12/29/2033			400		(1)		(8)		(9)		0		0
Receive	6-Month EUR-EURIBOR		2.670		Annual		04/03/2034			400		(1)		6		5		0		0
Receive	6-Month EUR-EURIBOR		2.680		Annual		08/07/2034			200		(1)		0		(1)		0		0
Receive	6-Month EUR-EURIBOR		2.580		Annual		08/29/2034			600		(2)		5		3		1		0
Receive	6-Month EUR-EURIBOR		2.390		Annual		10/01/2034			500		(1)		14		13		1		0
Pay	6-Month EUR-EURIBOR		2.380		Annual		12/31/2034			400		(1)		(10)		(11)		0		0
Pay	6-Month EUR-EURIBOR		2.220		Annual		01/08/2035			500		(1)		(26)		(27)		0		0
Receive	6-Month EUR-EURIBOR		2.400		Annual		02/12/2035			400		(1)		16		15		0		0
Pay	6-Month EUR-EURIBOR		2.420		Annual		03/07/2035			200		(1)		(7)		(8)		0		0
Pay	6-Month EUR-EURIBOR		2.460		Annual		03/13/2035			600		(2)		(18)		(20)		0		(1)
Pay	6-Month EUR-EURIBOR		2.610		Annual		03/24/2035			500		(1)		(10)		(11)		0		(1)
Pay	6-Month EUR-EURIBOR		2.520		Annual		03/27/2035			400		(1)		(11)		(12)		0		(1)
Pay	6-Month EUR-EURIBOR		2.460		Annual		04/01/2035			500		(1)		(17)		(18)		0		(1)
Receive	6-Month EUR-EURIBOR		2.510		Annual		04/09/2035			500		(2)		18		16		1		0
Receive	6-Month EUR-EURIBOR		2.520		Annual		04/09/2035			400		(2)		14		12		1		0
Receive	6-Month EUR-EURIBOR		2.550		Annual		04/16/2035			500		(2)		16		14		1		0
Receive	6-Month EUR-EURIBOR		2.530		Annual		04/23/2035			500		(2)		17		15		1		0
Receive	6-Month EUR-EURIBOR		2.450		Annual		05/05/2035			400		(1)		16		15		1		0
Pay(7)	6-Month EUR-EURIBOR		2.750		Annual		09/16/2036			54,270		(1,485)		507		(978)		0		(72)
Receive(7)	6-Month EUR-EURIBOR		3.000		Annual		09/16/2056			42,430		1,036		(268)		768		55		0
Pay(7)	CAONREPO		3.000		Semi- Annual		09/16/2036	CAD		8,300		(174)		95		(79)		0		(2)
Receive	CPURNSA		2.520		Maturity		03/27/2030			$19,900		0		110		110		9		0
Receive	CPURNSA		2.523		Maturity		03/27/2030			13,210		46		25		71		6		0
Receive	CPURNSA		2.345		Maturity		04/11/2030			3,650		0		48		48		2		0
Receive	CPURNSA		2.598		Maturity		09/28/2032			1,300		4		6		10		1		0
Receive	CPURNSA		2.390		Maturity		04/10/2035			34,000		0		289		289		30		0
Receive	CPURNSA		2.480		Maturity		10/29/2035			3,980		(7)		9		2		4		0
Receive	CPURNSA		2.453		Maturity		07/20/2052			2,500		38		(37)		1		0		0
Receive	CPURNSA		2.424		Maturity		10/30/2055			4,100		0		(57)		(57)		1		0

												$(2,867)		$15,388		$12,521		$2,837		$(2,071)

Total Swap Agreements												$(9,158)		$14,926		$5,768		$2,877		$(2,085)

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	June 30, 2026 (Unaudited)

(j)	Securities with an aggregate market value of $17,841 and cash of $25,238 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2026.

(1)	Future styled option.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)	This instrument has a forward starting effective date.

(8)	Unsettled variation margin asset of $7 for closed swap agreements is outstanding at period end.

(k)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	07/2026	AUD	1,626	$	1,163	$37	$0
	07/2026	CNH	1,219		180	1	0
	07/2026	NZD	8,614		5,087	195	0
	07/2026	SGD	682		534	8	0
	07/2026	$	149	CAD	212	0	0
	07/2026		60	GBP	44	0	(1)
	07/2026		4,782	NZD	8,465	26	0
	08/2026	CAD	212	$	149	0	0
	08/2026	NZD	8,465		4,787	0	(26)
	08/2026	$	1,278	SGD	1,652	1	0
BOA	07/2026	BRL	4,669	$	919	15	0
	07/2026	COP	644,106		187	0	(1)
	07/2026	IDR	1,080,510		60	0	0
	07/2026	ILS	1,374		469	7	0
	07/2026	INR	5,785		60	0	(1)
	07/2026	KRW	184,228		120	1	0
	07/2026	NOK	3,110		314	0	0
	07/2026	PEN	938		277	3	0
	07/2026	PHP	11,061		180	0	0
	07/2026	SGD	17		14	0	0
	07/2026	TWD	8,221		259	2	0
	07/2026	$	902	BRL	4,669	3	0
	07/2026		1,034	CNH	6,992	0	(4)
	07/2026		826	INR	78,210	0	(1)
	07/2026		84	JPY	13,389	0	(2)
	07/2026		794	KRW	1,213,765	0	(9)
	07/2026		1,230	NOK	11,424	0	(76)
	07/2026		104	PLN	393	0	0
	07/2026		50	TWD	1,576	0	(1)
	08/2026	ILS	2,171	$	730	0	0
	08/2026	$	183	INR	17,368	0	0
	09/2026	INR	91,005	$	956	1	(1)
	09/2026	KZT	8,611		17	0	0
	09/2026	MXN	29,154		1,661	5	(1)
	09/2026	$	764	COP	2,961,978	87	0
	09/2026		237	INR	22,606	0	0
	09/2026		79	PHP	4,875	0	0
	10/2026	BRL	3,100	$	567	0	(20)

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	June 30, 2026 (Unaudited)

	10/2026	$	187	COP	659,320	1	0
BPS	07/2026	BRL	48,759	$	9,366	9	(88)
	07/2026	CAD	1,623		1,170	26	0
	07/2026	CHF	861		1,095	29	0
	07/2026	CLP	170,330		190	5	0
	07/2026	CNH	6,433		951	3	0
	07/2026	COP	3,536,848		980	0	(53)
	07/2026	CZK	14,829		713	14	0
	07/2026	GBP	41		53	0	0
	07/2026	HUF	82,142		269	6	0
	07/2026	IDR	118,663,802		6,622	3	(6)
	07/2026	ILS	3,582		1,215	11	0
	07/2026	INR	251,612		2,620	0	(38)
	07/2026	KRW	2,260,220		1,472	11	0
	07/2026	NOK	2,615		266	2	0
	07/2026	PEN	60		18	0	0
	07/2026	PHP	31,920		520	2	(2)
	07/2026	THB	30,567		932	13	(2)
	07/2026	TWD	17,057		535	0	0
	07/2026	$	9,419	BRL	48,759	124	(98)
	07/2026		220	CAD	310	0	(1)
	07/2026		185	CLP	170,330	0	0
	07/2026		331	COP	1,139,128	2	0
	07/2026		1,117	GBP	844	3	0
	07/2026		2,537	IDR	45,401,770	3	0
	07/2026		6,457	INR	612,514	17	(10)
	07/2026		1,680	JPY	268,689	0	(27)
	07/2026		2,322	KRW	3,559,439	0	(21)
	07/2026		18	PEN	60	0	0
	07/2026		5,136	TWD	162,080	0	(50)
	07/2026	ZAR	72,218	$	4,402	0	0
	08/2026	CAD	1,537		1,085	0	(1)
	08/2026	COP	812,317		235	0	(1)
	08/2026	IDR	14,193,441		790	0	0
	08/2026	ILS	3,028		1,026	9	(2)
	08/2026	$	510	BRL	2,664	2	0
	08/2026		53	GBP	41	0	0
	08/2026		1,537	INR	145,879	1	0
	08/2026		1,269	JPY	204,900	0	(6)
	08/2026		535	TWD	17,086	0	0
	08/2026		1,302	ZAR	21,616	13	0
	09/2026	CLP	537,648	$	601	17	0
	09/2026	COP	1,794,079		491	0	(25)
	09/2026	EUR	200		228	0	(1)
	09/2026	IDR	14,113,170		777	0	(6)
	09/2026	INR	56,105		581	0	(8)
	09/2026	THB	39,541		1,217	20	0
	09/2026	$	215	AUD	300	0	(7)
	09/2026		269	GBP	200	0	(4)
	09/2026		4,865	IDR	86,176,035	8	(90)
	09/2026		551	INR	52,362	0	(1)
	09/2026		100	MXN	1,734	0	(1)
	09/2026		773	NOK	7,300	0	(37)
	09/2026		234	NZD	400	0	(6)
	09/2026		429	SEK	4,000	0	(14)
	09/2026		160	THB	5,234	0	(1)
	10/2026	BRL	23,744	$	4,366	11	(146)
	12/2026	$	525	IDR	9,553,005	2	0
	04/2027	BRL	20,365	$	3,782	70	(3)
BRC	07/2026	CAD	1,249		905	24	0
	07/2026	IDR	1,985,673		110	0	0
	07/2026	ILS	5,136		1,747	20	0
	07/2026	NZD	12,512		7,400	293	0
	07/2026	TRY	15,522		324	0	(4)
	07/2026	$	2,029	MYR	8,264	4	(9)
	07/2026		1,369	SGD	1,767	0	(3)
	07/2026		8,366	TRY	399,058	74	0
	07/2026	ZAR	355,207	$	21,869	217	0
	09/2026	$	110	IDR	1,996,318	0	0
	09/2026		100	KRW	151,280	0	(2)
	09/2026		100	MYR	406	0	0
	09/2026		178	NZD	300	0	(8)
BSH	07/2026	BRL	4,000	$	773	0	(2)
	07/2026	PEN	16,966		5,039	78	0
	07/2026	$	789	BRL	4,000	0	(14)
	07/2026		1,509	JPY	239,993	0	(33)
	07/2026		8,284	NZD	14,662	43	0
	08/2026	NZD	14,662	$	8,294	0	(43)
	09/2026	BRL	3,313		646	14	0
	09/2026	CHF	100		127	2	0
	09/2026	GBP	200		264	0	(2)
	09/2026	NOK	2,500		255	3	0
	09/2026	$	100	COP	365,087	5	0
	10/2026	BRL	44,900	$	8,288	0	(222)
	12/2026	PEN	18,756		5,539	84	0
	04/2027	BRL	4,400		815	13	0

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	June 30, 2026 (Unaudited)

CBK	07/2026		1,863		360	0	(1)
	07/2026	CAD	4,345		3,120	56	0
	07/2026	COP	3,146,464		904	0	(13)
	07/2026	CZK	10,707		513	9	0
	07/2026	GBP	1,240		1,671	26	0
	07/2026	HUF	40,962		134	3	0
	07/2026	IDR	3,970,340		222	0	0
	07/2026	ILS	3,994		1,375	32	0
	07/2026	INR	142,534		1,511	5	0
	07/2026	KRW	314,528		207	4	0
	07/2026	NOK	10,120		1,061	39	0
	07/2026	PEN	10,816		3,177	32	(17)
	07/2026	SEK	29,730		3,218	152	0
	07/2026	TWD	9,806		309	1	0
	07/2026	$	1,109	AUD	1,580	0	(15)
	07/2026		360	BRL	1,863	1	0
	07/2026		1,830	GBP	1,364	0	(21)
	07/2026		1,059	HUF	323,732	0	(20)
	07/2026		1,302	IDR	23,366,183	3	0
	07/2026		89	ILS	260	0	(2)
	07/2026		1,471	INR	142,534	35	0
	07/2026		648	KRW	988,351	0	(10)
	07/2026		6,910	PEN	23,377	0	(75)
	07/2026		733	PLN	2,678	0	(21)
	07/2026		788	SEK	7,285	0	(37)
	07/2026		1,934	TWD	61,208	0	(14)
	07/2026	ZAR	5,918	$	359	0	(1)
	08/2026	CLP	9,202		10	0	0
	08/2026	COP	259,127		75	0	0
	08/2026	ILS	5,249		1,812	46	0
	08/2026	PEN	1,229		360	1	0
	08/2026	SEK	12		1	0	0
	08/2026	$	336	ILS	998	0	0
	08/2026		286	INR	27,105	0	0
	08/2026		665	ZAR	11,843	55	0
	09/2026	COP	15,800,982	$	4,078	0	(463)
	09/2026	IDR	53,181,651		2,946	0	(6)
	09/2026	INR	14,458		150	0	(1)
	09/2026	KZT	27,762		55	0	(2)
	09/2026	PEN	27,923		8,106	8	(46)
	09/2026	PHP	32,205		525	2	0
	09/2026	SEK	2,000		206	0	(1)
	09/2026	THB	57,111		1,746	19	(3)
	09/2026	$	4,048	CLP	3,514,292	0	(232)
	09/2026		987	IDR	17,598,770	0	(10)
	09/2026		499	MXN	8,897	7	(1)
	09/2026		120	PEN	412	0	0
	10/2026	PEN	28,850	$	8,452	69	(21)
	10/2026	$	468	COP	1,655,603	3	0
	11/2026	PEN	6,656	$	1,945	9	0
	11/2026	$	226	COP	816,809	6	0
	12/2026	PEN	77,907	$	22,493	0	(161)
	12/2026	$	1,673	IDR	30,422,563	4	0
DUB	07/2026	CZK	16,024	$	770	15	0
	07/2026	IDR	3,058,550		171	0	0
	07/2026	INR	79,966		847	3	0
	07/2026	PEN	3,223		953	10	0
	07/2026	SGD	107		84	1	0
	07/2026	$	478	INR	46,139	9	0
	07/2026		613	NOK	5,698	0	(38)
	07/2026		699	PLN	2,594	0	(10)
	07/2026	ZAR	164,728	$	10,176	135	0
	09/2026	IDR	48,063,603		2,668	1	0
	09/2026	$	282	AUD	400	0	(6)
	09/2026		100	BRL	521	0	(1)
	09/2026		794	IDR	14,382,238	6	(1)
	09/2026		917	INR	87,455	3	(2)
	09/2026		184	SEK	1,700	0	(8)
	12/2026		606	IDR	10,989,988	0	(1)
FAR	07/2026	CHF	591	$	752	21	0
	07/2026	CNH	6,400		946	4	0
	07/2026	JPY	1,535,451		9,490	46	0
	07/2026	PEN	3,182		941	11	0
	07/2026	SGD	30,784		24,130	335	0
	07/2026	$	2,632	CNH	17,900	4	0
	07/2026		2,212	HUF	683,311	0	(19)
	07/2026		1,168	JPY	185,529	0	(27)
	07/2026		3,579	PLN	13,131	0	(89)
	07/2026		955	SEK	9,270	1	0
	07/2026	ZAR	236,272	$	14,317	0	(85)
	08/2026	CNH	17,861		2,632	0	(4)
	08/2026	ILS	1,936		676	25	0
	08/2026	SEK	9,254		955	0	(1)
	08/2026	$	9,490	JPY	1,531,433	0	(47)
	08/2026		14,222	PEN	48,082	0	(170)
	09/2026	ILS	299	$	100	0	(1)

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	June 30, 2026 (Unaudited)

	09/2026	MXN	1,753		100	0	0
	09/2026	PEN	780		230	3	0
	09/2026	THB	6,637		200	0	(1)
	09/2026	$	1,017	INR	97,476	7	0
	09/2026		367	MXN	6,475	1	0
GLM	07/2026	BRL	131,694	$	25,328	53	(235)
	07/2026	CLP	152,176		170	5	0
	07/2026	COP	1,220,227		346	0	(10)
	07/2026	IDR	21,291,463		1,190	0	(1)
	07/2026	INR	15,367		160	0	(2)
	07/2026	KRW	481,860		312	1	0
	07/2026	MYR	14,197		3,506	31	(1)
	07/2026	PEN	111		32	0	0
	07/2026	PLN	890		239	3	0
	07/2026	$	24,932	BRL	131,694	679	(100)
	07/2026		14,329	CAD	20,390	48	0
	07/2026		1,187	IDR	21,291,463	3	0
	07/2026		907	KRW	1,389,464	0	(9)
	07/2026		495	MYR	2,024	1	0
	07/2026		32	PEN	110	0	0
	07/2026		393	PHP	24,069	0	0
	07/2026		540	TWD	17,046	0	(5)
	07/2026		9,961	ZAR	164,497	66	0
	08/2026	CAD	20,361	$	14,329	0	(48)
	08/2026	$	437	INR	41,924	4	0
	09/2026	BRL	528	$	100	0	(1)
	09/2026	COP	9,678,647		2,702	0	(79)
	09/2026	HUF	31,342		100	0	0
	09/2026	IDR	36,632,012		2,025	1	(9)
	09/2026	MXN	1,596		91	0	0
	09/2026	PHP	24,123		393	1	0
	09/2026	THB	21,991		678	12	0
	09/2026	$	509	CHF	400	0	(9)
	09/2026		14	COP	48,586	0	0
	09/2026		3,060	IDR	54,970,398	8	(17)
	09/2026		2,478	INR	238,310	25	0
	09/2026		528	MXN	9,190	0	(5)
	09/2026		840	MYR	3,390	0	(8)
	10/2026		19,467	BRL	102,430	0	(53)
	11/2026		332	COP	1,205,502	10	0
	04/2027	BRL	11,100	$	2,068	43	0
JPM	07/2026	AUD	7,039		5,018	145	0
	07/2026	BRL	10,300		1,919	0	(76)
	07/2026	CLP	236,213		260	4	0
	07/2026	CZK	10,041		476	3	0
	07/2026	HUF	2,938		10	0	0
	07/2026	ILS	11,993		4,035	16	(12)
	07/2026	INR	55,856		592	2	0
	07/2026	KRW	148,898		96	0	0
	07/2026	NOK	7,189		726	0	0
	07/2026	NZD	753		445	17	0
	07/2026	PHP	6,747		110	0	0
	07/2026	THB	1,332		40	0	0
	07/2026	$	2,002	BRL	10,300	5	(12)
	07/2026		450	CAD	630	0	(6)
	07/2026		3,195	HUF	977,268	0	(58)
	07/2026		187	IDR	3,360,728	1	0
	07/2026		592	INR	55,856	0	(1)
	07/2026		145	KRW	221,927	0	(1)
	07/2026		4,032	PLN	14,702	0	(125)
	07/2026		675	THB	22,563	4	0
	07/2026		70	TWD	2,233	0	0
	08/2026	ILS	8,356	$	2,867	56	0
	08/2026	$	609	INR	57,798	1	0
	08/2026		726	NOK	7,192	0	0
	09/2026	CAD	1,100	$	777	0	(1)
	09/2026	IDR	5,013,855		276	0	(2)
	09/2026	INR	56,248		592	1	0
	09/2026	MXN	25,788		1,478	14	(1)
	09/2026	THB	30,912		935	6	(7)
	09/2026	$	505	CAD	700	0	(9)
	09/2026		2,489	INR	237,449	4	0
	09/2026		906	JPY	144,600	0	(12)
	09/2026		17,782	MXN	309,202	0	(212)
	09/2026		300	PHP	18,422	1	(2)
	09/2026		200	SGD	254	0	(3)
	09/2026		200	THB	6,476	0	(4)
	10/2026	BRL	5,900	$	1,074	0	(44)
	12/2026	$	653	MXN	11,525	0	(3)
	04/2027	BRL	11,400	$	2,080	9	(9)
MBC	07/2026	AUD	29		21	1	0
	07/2026	CHF	16,433		20,922	591	(6)
	07/2026	EUR	1,682		1,955	33	0
	07/2026	HUF	38,912		127	3	0
	07/2026	IDR	296,182		17	0	0
	07/2026	ILS	905		323	19	0

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	June 30, 2026 (Unaudited)

	07/2026	INR	67,956		720	2	0
	07/2026	NOK	2,318		233	0	(1)
	07/2026	$	3,164	AUD	4,588	12	0
	07/2026		1,089	CHF	876	0	(4)
	07/2026		1,129	COP	4,275,367	117	0
	07/2026		3,075	EUR	2,672	0	(23)
	07/2026		156	IDR	2,806,509	1	0
	07/2026		1,109	INR	106,945	19	0
	07/2026		1,407	JPY	223,625	0	(32)
	07/2026		3,694	KRW	5,600,155	0	(74)
	07/2026		1,460	NOK	13,541	0	(92)
	07/2026		1,311	SEK	12,531	2	(21)
	07/2026		147	ZAR	2,408	0	0
	08/2026	AUD	3,115	$	2,148	0	(7)
	08/2026	NOK	5,940		598	0	(2)
	08/2026	SEK	5,651		582	0	(2)
	08/2026	$	215	INR	20,471	0	0
	08/2026		233	NOK	2,319	1	0
	09/2026	AUD	1,100	$	760	0	0
	09/2026	PLN	376		100	0	0
	09/2026	THB	19,035		570	0	(7)
	09/2026	$	582	EUR	500	0	(9)
	09/2026		200	IDR	3,594,868	0	(1)
	09/2026		2,849	INR	272,548	14	(2)
	09/2026		200	SGD	255	0	(2)
	09/2026		200	THB	6,502	0	(3)
MYI	07/2026	NOK	5,230	$	561	33	0
	07/2026	NZD	1,248		717	8	0
	07/2026	PLN	1,014		269	0	0
	08/2026	$	959	CHF	774	2	0
	09/2026	PEN	3,163	$	920	0	(3)
	09/2026	$	257	CHF	200	0	(8)
	09/2026	ZAR	1,662	$	100	0	(1)
NGF	07/2026	GBP	8		11	0	0
	07/2026	IDR	19,707,802		1,101	0	(1)
	07/2026	$	1,105	IDR	19,707,802	0	(3)
	07/2026		1,122	INR	107,938	18	0
	07/2026		5,629	TRY	264,996	27	0
	08/2026	SEK	631	$	65	0	0
	08/2026	$	11	GBP	8	0	0
	09/2026	IDR	19,818,327	$	1,105	5	0
	09/2026	$	604	IDR	10,744,426	0	(7)
SCX	07/2026	CAD	3,150	$	2,260	39	0
	07/2026	INR	53,293		562	0	0
	07/2026	$	434	IDR	7,795,003	1	0
	07/2026		1,477	INR	141,535	18	0
	07/2026		1,279	SGD	1,655	0	0
	08/2026		1,087	INR	104,132	10	0
	08/2026		1,240	NZD	2,190	5	0
	09/2026	CHF	200	$	249	0	0
	09/2026	GBP	100		134	1	0
	09/2026	IDR	27,208,858		1,507	0	(3)
	09/2026	KZT	2,819		6	0	0
	09/2026	NZD	1,000		568	0	(1)
	09/2026	THB	12,467		381	4	(1)
	09/2026	$	1,652	IDR	29,672,791	4	(9)
	09/2026		562	INR	53,650	0	0
SOG	07/2026	CNH	10,839	$	1,602	6	0
	07/2026	EUR	70,640		82,405	1,691	0
	07/2026	GBP	963		1,272	0	(5)
	07/2026	SGD	44		34	0	0
	07/2026	$	1,744	AUD	2,527	6	0
	07/2026		20,446	CHF	16,541	26	0
	07/2026		79,227	EUR	69,650	355	0
	07/2026		3,665	JPY	582,316	0	(84)
	07/2026		23,063	SGD	29,866	22	0
	08/2026	AUD	2,527	$	1,743	0	(6)
	08/2026	CAD	171		120	0	0
	08/2026	CHF	16,482		20,446	0	(26)
	08/2026	EUR	69,650		79,335	0	(355)
	08/2026	SGD	29,799		23,063	0	(23)
	08/2026	$	1,272	GBP	963	5	0
	08/2026		34	SGD	44	0	0
	09/2026		117	EUR	100	0	(2)
	09/2026		670	GBP	500	0	(7)
	09/2026		486	JPY	77,400	0	(7)
	09/2026		200	KRW	301,039	0	(5)
SSB	07/2026	CAD	12,216	$	8,859	246	0
	07/2026	CHF	244		310	8	0
	07/2026	$	132	CAD	187	0	0
	07/2026		138	JPY	22,100	0	(2)
	08/2026	CAD	186	$	132	0	0
	08/2026	COP	24,749,898		6,489	0	(674)
	09/2026	INR	19,097		200	0	(1)
UAG	07/2026	$	896	CHF	712	0	(15)
	07/2026		712	PLN	2,600	0	(20)

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$		$		$		$
09/2026	CLP		2,938,123				$3,301		111		0
09/2026	COP		38,663,389				10,020		0		(1,092)
09/2026	MXN		2,432				139		1		0
09/2026	THB		3,610				110		1		0
11/2026	HUF		121,872		EUR		338		0		(1)

Total Forward Foreign Currency Contracts									$7,722		$(6,789)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

		$		$		$		$		$		$
Counterparty	Description			Strike Price		Expiration Date		Notional Amount(1)		Cost		Market Value
BOA	Put - OTC USD versus KRW		KRW		1,400.000		07/09/2026		2,086		$21		$0
	Put - OTC USD versus KRW				1,400.000		07/13/2026		1,304		9		0
	Put - OTC USD versus ZAR		ZAR		18.000		08/19/2026		5,420		238		516
JPM	Put - OTC USD versus KRW		KRW		1,400.000		09/04/2026		2,450		30		1

											$298		$517

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.093%	01/04/2027	128,200	$91	$321
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.000	06/11/2027	112,100	141	107
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.063	07/06/2026	10,100	14	2
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.972	08/04/2026	1,200	10	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.222	08/04/2026	600	8	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.965	08/05/2026	1,200	10	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.215	08/05/2026	600	8	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.840	08/06/2026	4,000	11	8
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.067	08/12/2026	1,300	10	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.317	08/12/2026	600	7	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.075	08/14/2026	1,300	10	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.325	08/14/2026	600	7	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.394	08/28/2026	33,400	125	60
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.750	09/04/2026	29,800	23	15
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.784	09/08/2026	1,740	5	5
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.750	10/19/2026	30,200	50	42
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.750	10/23/2026	15,200	31	23
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.115	05/28/2027	29,000	95	94
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.188	06/07/2027	29,700	108	117
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.427	08/06/2035	3,400	299	256
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.427	08/06/2035	3,400	299	280
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.656	08/20/2035	3,300	286	271
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.656	08/20/2035	3,300	286	252
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.693	08/27/2035	5,100	439	424
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.693	08/27/2035	5,100	439	385
BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.786	08/06/2026	4,510	13	6
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.300	05/28/2027	20,600	71	69
BRC	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.110	08/23/2027	9,800	791	461
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.110	08/23/2027	12,900	1,041	772
CBK	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.166	08/06/2026	4,700	33	8

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	June 30, 2026 (Unaudited)

DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.163	08/23/2027	733,800	3,686	1,178
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.163	08/23/2027	733,800	3,686	6,590
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.750	10/09/2026	38,300	92	46
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.158	06/01/2027	36,400	127	131
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.161	06/01/2027	36,400	126	132
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.628	08/20/2035	14,200	1,230	1,153
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.628	08/21/2035	11,300	977	917
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.000	06/11/2027	100,500	141	96
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.216	08/06/2026	6,200	45	8
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.206	09/04/2026	5,200	21	14
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.216	09/04/2026	3,000	12	8
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.525	08/06/2026	68,600	370	29
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.394	08/28/2026	32,500	137	58
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.663	09/04/2026	1,800	3	3
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.750	12/07/2026	23,100	86	58
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.485	07/31/2035	8,600	757	662
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.485	07/31/2035	8,600	757	695
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.110	08/23/2027	28,400	2,292	1,335
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.110	08/23/2027	37,100	2,994	2,220
JPM	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.750	08/03/2026	44,200	48	3
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.989	08/06/2026	1,600	13	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.239	08/06/2026	800	10	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.995	08/07/2026	1,200	10	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.245	08/07/2026	600	8	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.038	08/11/2026	1,300	11	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.288	08/11/2026	600	8	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.485	07/31/2035	14,100	1,242	1,085
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.485	07/31/2035	14,100	1,242	1,139
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.296	02/04/2028	6,500	455	471
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.296	02/04/2028	6,500	455	359
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.857	10/07/2026	136,900	106	439
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.141	12/30/2026	137,400	102	310
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.082	01/04/2027	137,700	103	352
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.230	09/04/2026	1,900	6	5
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.303	07/08/2026	6,300	16	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.255	08/03/2026	15,200	198	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.505	08/03/2026	13,500	268	2
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.255	08/03/2026	13,500	199	22
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.819	08/06/2026	5,700	15	9
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.048	08/10/2026	1,300	10	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.298	08/10/2026	600	8	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.373	08/10/2026	19,900	70	22
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.750	11/02/2026	4,400	15	8

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	June 30, 2026 (Unaudited)

	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.485	08/07/2035	3,400	300	262
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.485	08/07/2035	3,400	300	275
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.075	05/28/2027	36,800	65	67
NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.520	08/13/2035	6,900	607	539
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.520	08/13/2035	6,900	607	552

							$28,797	$25,232

Total Purchased Options							$29,095	$25,749

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GST	Call - OTC CDX.IG-46 5-Year Index	Buy	0.500%	07/15/2026	17,000	$(8)	$(6)
	Put - OTC CDX.IG-46 5-Year Index	Sell	0.600	07/15/2026	17,000	(27)	(1)
	Call - OTC CDX.IG-46 5-Year Index	Buy	0.525	08/19/2026	33,800	(33)	(43)
	Put - OTC CDX.IG-46 5-Year Index	Sell	0.650	08/19/2026	33,800	(42)	(12)
RBC	Put - OTC CDX.IG-46 5-Year Index	Sell	0.700	07/15/2026	16,700	(17)	0
	Put - OTC CDX.IG-46 5-Year Index	Sell	0.525	08/19/2026	10,600	(20)	(13)
	Put - OTC CDX.IG-46 5-Year Index	Sell	0.550	08/19/2026	10,500	(15)	(10)
	Put - OTC CDX.IG-46 5-Year Index	Sell	0.600	08/19/2026	78,300	(78)	(42)

						$(240)	$(127)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC USD versus KRW	KRW	1,350.000	07/09/2026	2,086	$(7)	$0
	Put - OTC USD versus KRW		1,350.000	07/13/2026	1,304	(3)	0
	Put - OTC USD versus ZAR	ZAR	17.000	08/19/2026	10,840	(230)	(433)
JPM	Put - OTC USD versus KRW	KRW	1,350.000	09/04/2026	2,450	(12)	0
UAG	Call - OTC EUR versus HUF	HUF	375.000	11/10/2026	1,470	(23)	(12)

						$(275)	$(445)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
CKL	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-SOFR	Receive	4.280%	08/28/2026	13,600	$(131)	$(114)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.004	07/08/2026	700	(2)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.284	07/08/2026	700	(2)	0
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.875	07/24/2026	900	(2)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.135	07/24/2026	900	(2)	(2)
	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-SOFR	Receive	4.280	08/28/2026	12,200	(127)	(103)
MYC	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.550	07/01/2026	6,590	(14)	0
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.877	08/10/2026	17,600	(70)	(71)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.903	07/08/2026	17,500	(16)	(8)

							$(366)	$(301)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 09/01/2056	$99.422	09/08/2026	$2,600	$(5)	$(5)
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 08/01/2056	100.625	08/06/2026	10,900	(45)	(5)
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 09/01/2056	101.031	09/04/2026	10,600	(22)	(19)
GSC	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 07/01/2056	92.891	07/06/2026	19,800	(80)	(9)
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 07/01/2056	93.969	07/06/2026	13,400	(27)	(6)
	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 08/01/2056	89.641	08/06/2026	68,600	(359)	(29)

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	June 30, 2026 (Unaudited)

	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 08/01/2056	95.188	08/06/2026	5,300	(11)	(5)
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 08/01/2056	95.383	08/06/2026	7,500	(16)	(5)
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 08/01/2056	96.875	08/06/2026	4,600	(14)	(14)
JPM	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 08/01/2056	95.531	08/06/2026	2,600	(6)	(2)
	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 09/01/2056	100.188	09/04/2026	2,600	(3)	(2)
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 08/01/2056	101.469	08/06/2026	4,800	(6)	(7)
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 09/01/2056	101.000	09/04/2026	15,400	(26)	(27)
	Call - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 09/01/2056	101.469	09/08/2026	12,900	(50)	(64)
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 09/01/2056	101.469	09/08/2026	12,900	(50)	(37)
	Call - OTC Uniform Mortgage-Backed Security, TBA 6.500% due 08/01/2056	103.344	08/06/2026	6,300	(10)	(8)
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.500% due 08/01/2056	103.344	08/06/2026	6,300	(10)	(8)
MSC	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 08/01/2056	101.000	08/06/2026	12,200	(42)	(9)
SAL	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 08/01/2056	95.516	08/06/2026	3,100	(7)	(2)
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 07/01/2056	101.852	07/06/2026	4,500	(10)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 08/01/2056	101.848	08/06/2026	3,800	(12)	(9)
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 08/01/2056	101.848	08/06/2026	3,800	(12)	(9)

					$(823)	$(281)

Total Written Options					$(1,704)	$(1,154)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)

										Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2026(3)		Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Saudi Arabia Government International Bonds	1.000%	Quarterly	12/20/2035	0.901%		$1,300	$(1)	$11	$10	$0
DUB	Petroleos Mexicanos «	4.750	Monthly	07/06/2026	—	◆	76	0	0	0	0
JPM	Saudi Arabia Government International Bonds	1.000	Quarterly	06/20/2035	0.881		3,300	22	8	30	0

								$21	$19	$40	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

									Swap Agreements, at Value(5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	ABX.HE.AAA.6-2 Index «	0.110%	Monthly	05/25/2046	$	8,139	$(2,264)	$1,619	$0	$(645)
	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	EUR	3,500	786	(42)	744	0
BPS	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		7,680	1,756	(123)	1,633	0
CBK	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		5,182	1,179	(77)	1,102	0
JPM	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		12,310	2,816	(198)	2,618	0
MYC	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		1,860	432	(36)	396	0

							$4,705	$1,143	$6,493	$(645)

TOTAL RETURN SWAPS ON INDEXES

										Swap Agreements, at Value
Counterparty	Pay/ Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
JPM	Receive	ERAUSLT Index	562,330	4.120% (SOFR plus a specified spread)	Monthly	07/08/2026	$474,044	$0	$(1,614)	$0	$(1,614)
	Receive	ERAUSLT Index	380,576	4.140% (SOFR plus a specified spread)	Monthly	07/15/2026	320,826	0	(1,097)	0	(1,097)
	Receive	ERAUSLT Index	79,711	4.260% (SOFR plus a specified spread)	Monthly	08/05/2026	67,196	0	(236)	0	(236)
	Receive	ERAUSLT Index	481,362	4.290% (SOFR plus a specified spread)	Monthly	12/09/2026	405,788	0	(1,439)	0	(1,439)
MYI	Receive	ERAUSLT Index	6,377	4.290% (SOFR plus a specified spread)	Monthly	12/09/2026	5,376	0	(19)	0	(19)

								$0	$(4,405)	$0	$(4,405)

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	June 30, 2026 (Unaudited)

TOTAL RETURN SWAPS ON SECURITIES

										Swap Agreements, at Value
Counterparty	Pay/ Receive(6)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	Janus Henderson AAA CLO ETF	68,992	3.210% (SOFR plus a specified spread)	Monthly	07/28/2026	$3,483	$0	$(9)	$0	$(9)
FAR	Pay	Amazon.com,Inc.	45,884	5.660% (SOFR plus a specified spread)	Maturity	07/29/2026	10,677	0	(256)	0	(256)
	Pay	NVIDIA Corp.	191,726	5.660% (SOFR plus a specified spread)	Maturity	07/29/2026	37,529	0	(805)	0	(805)
JPM	Pay	Janus Henderson AAA CLO ETF	68,992	3.560% (SOFR plus a specified spread)	Monthly	07/28/2026	3,483	0	10	10	0

								$0	$(1,060)	$10	$(1,070)

Total Swap Agreements								$4,726	$(4,303)	$6,543	$(6,120)

(l)

Securities with an aggregate market value of $2,703 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2026.

◆	Implied credit spread is not available due to significant unobservable inputs being used in the fair valuation.

(1)	Notional Amount represents the number of contracts.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Investments in Securities, at Value
Loan Participations and Assignments	$0	$1,965	$1,150	$3,115
Corporate Bonds & Notes
Banking & Finance	0	34,718	0	34,718
Industrials	0	16,118	0	16,118
Utilities	0	3,764	0	3,764
Municipal Bonds & Notes
California	0	393	0	393
U.S. Government Agencies	0	1,106,405	0	1,106,405
U.S. Treasury Obligations	0	31,387	0	31,387
Non-Agency Mortgage-Backed Securities	0	81,287	0	81,287
Asset-Backed Securities
Automobile Sequential	0	7,493	0	7,493
CMBS Other	0	40,605	0	40,605
Home Equity Other	0	79,775	0	79,775
Home Equity Sequential	0	1,187	0	1,187
Whole Loan Collateral	0	13,989	0	13,989
Other ABS	0	89,527	14,884	104,411
Sovereign Issues	0	136,701	0	136,701
Common Stocks
Consumer Discretionary	10,936	0	0	10,936
Information Technology	38,362	0	0	38,362
Exchange-Traded Funds	175,571	0	0	175,571

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	June 30, 2026 (Unaudited)

Short-Term Instruments
Repurchase Agreements	0	258,600	0	258,600
Egypt Treasury Bills	0	150	0	150
Nigeria Treasury Bills	0	274	0	274
U.S. Treasury Bills	0	9,515	0	9,515

	$224,869	$1,913,853	$16,034	$2,154,756
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$60	$0	$0	$60

Total Investments	$224,929	$1,913,853	$16,034	$2,154,816

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(114,618)	$0	$(114,618)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	316	3,046	0	3,362
Over the counter	0	40,014	0	40,014

	$316	$43,060	$0	$43,376
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,424)	(2,875)	0	(4,299)
Over the counter	0	(13,418)	(645)	(14,063)

	$(1,424)	$(16,293)	$(645)	$(18,362)

Total Financial Derivative Instruments	$(1,108)	$26,767	$(645)	$25,014

Totals	$223,821	$1,826,002	$15,389	$2,065,212

There were no significant transfers into or out of Level 3 during the period ended June 30, 2026.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

PIMCO Cayman Commodity Fund I, II, III, VII and VIII, Ltd., and PIMCO Capital Securities Fund (Cayman) Ltd., the Cayman Islands exempted companies, and MLM 766 LLC and MLM 700 LLC, the Delaware limited liability companies, (each a “Subsidiary”) were incorporated as wholly owned subsidiaries acting as investment vehicles for the respective Funds listed below (“Consolidated Funds”) in order to effect certain investments for the Consolidated Funds consistent with each Consolidated Fund’s investment objectives and policies as specified in their respective prospectus and statement of additional information (with respect to the PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO CommoditiesPLUS® Strategy Fund, PIMCO Inflation Response Multi-Asset Fund, PIMCO TRENDS Managed Futures Strategy Fund and PIMCO Preferred and Capital Securities Fund) or Offering Memorandum and Offering Memorandum Supplement (with respect to the PIMCO Income Fund and PIMCO Total Return Fund). Each Consolidated Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Consolidated Fund and its respective Subsidiary. The consolidated financial statements include the accounts of each Consolidated Fund and its respective Subsidiary, if any. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between each Consolidated Fund and its respective Subsidiary, comprising the entire issued share capital of the Subsidiary with the intent that each Consolidated Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association of each Subsidiary, shares issued by each Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the respective Subsidiary and shall confer upon the shareholder rights in a winding up or repayment of capital and the right to participate in the profits or assets of the respective Subsidiaries. See the table below for details regarding the structure, incorporation and relationship as of period end of each Subsidiary to its respective Consolidated Fund.

Fund Name	Subsidiary	Date of Incorporation	Subsidiary % of Consolidated Fund Net Assets †
PIMCO CommoditiesPLUS® Strategy Fund	PIMCO Cayman Commodity Fund III, Ltd.	04/14/2010	17.5%
PIMCO CommodityRealReturn Strategy Fund®	PIMCO Cayman Commodity Fund I, Ltd.	07/21/2006	19.5%
PIMCO Global Core Asset Allocation Fund	PIMCO Cayman Commodity Fund II, Ltd.	11/21/2008	1.0%
PIMCO Income Fund	MLM 766 LLC	04/30/2018	0.0%
PIMCO Inflation Response Multi-Asset Fund	PIMCO Cayman Commodity Fund VII, Ltd.	08/01/2011	31.0%
PIMCO Preferred and Capital Securities Fund	PIMCO Capital Securities Fund (Cayman) Ltd.	02/04/2015	17.6%
PIMCO Total Return Fund	MLM 700 LLC	05/07/2018	0.0%
PIMCO TRENDS Managed Futures Strategy Fund	PIMCO Cayman Commodity Fund VIII, Ltd.	09/06/2013	7.1%

†	A zero balance may reflect actual amounts rounding to less than 0.01%.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of a Fund’s shares, or each of their respective share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, each Funds’ shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Fund may calculate its NAV as of the NYSE Close for such day or such other time that each Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close.

A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Notes to Financial Statements (Cont.)

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies, (other than ETFs), the Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in each Fund’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which a Fund may transact.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s prospectus.

Under certain circumstances, the per share NAV of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

•

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Sources (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Sources or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity-linked securities are valued by referencing the last reported sale or settlement price of the linked referenced equity on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the linked equity’s trading currency to the contract’s settling currency. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed-through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indexes and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithms based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source or input of the reference instrument.

Expected recovery valuation estimates that the fair value of an existing asset can be recovered, net of any liability. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

The Comparable Companies model is based on application of valuation multiples from publicly traded comparable companies to the financials of the subject company. Adjustments may be made to the market-derived valuation multiples based on differences between the comparable companies and the subject company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

3. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of June 30, 2026, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund may gain exposure to the commodities markets primarily through Index-linked notes and may invest in other commodity-linked derivative instruments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Fund must derive at least 90% of its gross income from certain qualifying sources of income. The Internal Revenue Service (“IRS”) has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. The IRS has also issued private letter rulings in which the IRS specifically concluded that income from certain commodity index- linked notes is qualifying income. The IRS has also issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary, which invests primarily in commodity-linked swaps, will also be qualifying income. Based on such rulings, the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its subsidiary.

It should be noted, however, that the IRS currently has ceased the issuance of such rulings. In addition, the IRS also issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Act. The IRS issued in September 2016 proposed regulations that would have generally treated a Fund’s income inclusion (under Subpart F of the Code) with respect to the Subsidiary as qualifying income only if there were a distribution during the same taxable year out of the earnings and profits of the Subsidiary attributable to such income inclusion. In March 2019, the IRS issued final regulations (so modifying the proposed regulations) providing that (i) it will not rule on the determination of whether a financial instrument or position is a security under the Act; (ii) any earnings and profits paid out in the same taxable year as earned by a controlled foreign corporation to a Fund is treated as qualifying dividends; and (iii) that income inclusion by a Fund of its Subsidiary’s earnings would be treated as other qualifying income if derived with respect to a Fund’s business of investing in stock, securities, or currencies.

There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives and a Fund’s investments in the Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of a Fund’s taxable income or any distributions made by the Fund or result in the inability of the Fund to operate as described in its prospectus.

If, during a taxable year, a subsidiary incurs taxable losses (and other deductible items) exceeding its income and gains, the net loss will not pass through to the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund as a deductible amount for Federal income tax purposes. Note that the loss from a subsidiary’s contemplated activities also cannot be carried forward to reduce future subsidiary income in subsequent years. However, if a subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund as income for Federal income tax purposes.

To the extent a Fund invests in the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund, the Fund may be subject to additional tax risk.

Notes to Financial Statements (Cont.)

4. INVESTMENTS IN AFFILIATES

The Funds listed below invest substantially all or a significant portion of their assets in Institutional Class shares or, as applicable, Class M shares of PIMCO Funds, PIMCO Equity Series, PIMCO ETF Trust and Private Account Portfolio Series affiliated open-end investment companies (the “Underlying PIMCO Funds”). The Underlying PIMCO Funds are considered to be affiliated with the Funds. A copy of each Acquired Fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, and a copy of each affiliate fund’s shareholder report is available on the Funds’ website at www.pimco.com, or upon request, as applicable. The tables below show the transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2026 (amounts in thousands†):

PIMCO All Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO All Asset: Multi-RAE PLUS Fund	$1,671,876	$107,035	$(404,311)	$56,674	$99,771	$1,531,045	$73,555	$0
PIMCO All Asset: Multi-Real Fund	2,048,955	103,228	(57,264)	7,494	43,445	2,145,858	79,069	0
PIMCO Emerging Markets Bond Fund	50,530	31,079	(5,603)	(43)	2,158	78,121	1,271	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	367,693	9,344	(38,719)	(981)	5,683	343,020	8,111	0
PIMCO Emerging Markets Local Currency and Bond Fund	800,678	132,117	(6,868)	(310)	25,187	950,804	15,469	0
PIMCO Extended Duration Fund	147,632	47,816	0	0	1,040	196,488	2,086	0
PIMCO Government Money Market Fund	59,218	161,628	(157,988)	0	(1)	62,857	523	0
PIMCO High Yield Fund	372,193	21,955	(32,539)	(394)	1,779	362,994	5,734	0
PIMCO High Yield Spectrum Fund	135,322	22,303	0	0	836	158,461	2,512	0
PIMCO Income Fund	130,177	11,593	(7,665)	(116)	1,117	135,106	1,761	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	311,653	82,362	(1,567)	(26)	5,675	398,097	3,374	0
PIMCO Investment Grade Credit Bond Fund	64,367	808	0	0	286	65,461	805	0
PIMCO Long Duration Total Return Fund	171,294	32,238	0	0	1,110	204,642	2,577	0
PIMCO Long-Term Real Return Fund	0	78,521	0	0	(1,258)	77,263	1,584	0
PIMCO Long-Term U.S. Government Fund	231,211	54,883	(1,123)	(34)	(478)	284,459	3,079	0
PIMCO Low Duration Fund	532,856	160,128	(116,207)	(484)	(1,649)	574,644	5,529	0
PIMCO RAE Emerging Markets Fund	245,841	14,839	(73,481)	16,417	(11,242)	192,374	0	0
PIMCO RAE Fundamental Advantage PLUS Fund	338,210	64,481	(27,500)	1,495	(22,535)	354,151	16,776	0
PIMCO RAE International Fund	67,829	0	(15,389)	5,212	(5,300)	52,352	0	0
PIMCO RAE PLUS EMG Fund	98,005	5,692	0	0	788	104,485	5,691	0
PIMCO RAE PLUS International Fund	99,691	6,595	0	0	(4,200)	102,086	6,595	0
PIMCO RAE US Fund	107,664	0	(10,320)	686	13,671	111,701	0	0
PIMCO RAE US Small Fund	157,156	0	(47,981)	8,055	20,201	137,431	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	333,512	74,529	(23,658)	(642)	(36,523)	347,218	6,412	0
PIMCO Real Return Fund	105,051	33,553	(31,235)	425	(1,296)	106,498	2,178	0
PIMCO RealEstateRealReturn Strategy Fund	185,890	1,411	(6,713)	106	20,822	201,516	1,411	0
PIMCO Total Return Fund	700,111	143,869	(75,680)	(359)	1,352	769,293	8,765	0
PIMCO TRENDS Managed Futures Strategy Fund	417,122	6,064	(39,730)	111	1,098	384,665	4,873	0
Totals	$9,951,737	$1,408,071	$(1,181,541)	$93,286	$161,537	$10,433,090	259,740	$0

Notes to Financial Statements (Cont.)

PIMCO All Asset All Authority Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO All Asset: Multi-Real Fund	$120,856	$4,381	$(9,897)	$1,977	$1,266	$118,583	$4,380	$0
PIMCO All Authority: Multi-RAE PLUS Fund	140,785	4,599	(62,668)	11,647	1,444	95,807	4,450	0
PIMCO CommoditiesPLUS® Strategy Fund	0	16,370	(137)	(6)	(2,388)	13,839	1,307	0
PIMCO CommodityRealReturn Strategy Fund®	21,235	2,434	(9,347)	1,560	(3,250)	12,632	965	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	49,142	1,058	(7,533)	174	481	43,322	1,059	0
PIMCO Emerging Markets Local Currency and Bond Fund	107,941	11,932	(1,738)	(60)	3,379	121,454	2,053	0
PIMCO Extended Duration Fund	16,493	5,502	(596)	(24)	138	21,513	231	0
PIMCO Government Money Market Fund	9,564	47,400	(47,211)	0	0	9,753	81	0
PIMCO High Yield Fund	68,025	1,962	(6,554)	(80)	338	63,691	1,032	0
PIMCO High Yield Spectrum Fund	24,645	4,273	(809)	(15)	168	28,262	453	0
PIMCO Income Fund	11,467	809	(672)	(1)	88	11,691	158	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	86,900	16,984	(2,868)	(62)	1,574	102,528	938	0
PIMCO Investment Grade Credit Bond Fund	5,859	73	(230)	(26)	52	5,728	72	0
PIMCO Long Duration Total Return Fund	18,578	4,583	(632)	(10)	143	22,662	275	0
PIMCO Long-Term Credit Bond Fund	0	5,435	0	0	28	5,463	45	0
PIMCO Long-Term Real Return Fund	14,075	6,054	(100)	0	(292)	19,737	601	0
PIMCO Long-Term U.S. Government Fund	25,311	2,224	(1,815)	(70)	(24)	25,626	311	0
PIMCO Low Duration Fund	178,455	33,260	(24,422)	(56)	(712)	186,525	1,873	0
PIMCO RAE Emerging Markets Fund	20,782	1,436	(14,743)	5,468	(4,697)	8,246	0	0
PIMCO RAE Fundamental Advantage PLUS Fund	42,191	8,383	(3,789)	173	(2,823)	44,135	2,101	0
PIMCO RAE International Fund	3,965	0	(2,099)	768	(729)	1,905	0	0
PIMCO RAE PLUS EMG Fund	10,368	582	(511)	107	18	10,564	582	0
PIMCO RAE PLUS International Fund	13,538	684	(3,492)	1,314	(1,552)	10,492	684	0
PIMCO RAE US Small Fund	13,233	0	(7,302)	889	1,192	8,012	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	41,254	8,908	(2,247)	3	(4,683)	43,235	804	0
PIMCO Real Return Fund	20,539	9,293	(1,652)	41	(352)	27,869	566	0
PIMCO RealEstateRealReturn Strategy Fund	78,564	8,349	(7,364)	243	9,166	88,958	625	0
PIMCO Total Return Fund	164,974	13,647	(11,374)	(36)	253	167,464	1,990	0
PIMCO TRENDS Managed Futures Strategy Fund	58,113	632	(9,324)	(43)	255	49,633	632	0
Totals	$1,366,852	$221,247	$(241,126)	$23,875	$(1,519)	$1,369,329	$28,268	$0

Notes to Financial Statements (Cont.)

PIMCO Emerging Markets Full Spectrum Bond Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Bond Fund	$11,266	$186	$0	$0	$319	$11,771	$187	$0
PIMCO Emerging Markets Corporate Bond Fund	44,502	748	0	0	637	45,887	748	0
PIMCO Emerging Markets Local Currency and Bond Fund	71,853	9,991	(16,724)	(311)	2,519	67,327	1,404	0
PIMCO Short-Term Floating NAV Portfolio III	21,175	50,835	(67,900)	2	1	4,113	37	0
Totals	$148,796	$61,760	$(84,624)	$(309)	$3,476	$129,098	$2,376	$0

PIMCO Global Core Asset Allocation Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Income Fund	$33,008	$444	$0	$0	$246	$33,698	$444	$0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	65,566	1,208	0	0	1,023	67,797	652	0
PIMCO Short Asset Portfolio	73,246	700	(36,586)	166	79	37,605	704	0
PIMCO Short-Term Floating NAV Portfolio III	18,915	104,694	(109,972)	4	0	13,641	194	0
PIMCO Total Return Fund	33,184	402	0	0	38	33,624	404	0
Totals	$223,919	$107,448	$(146,558)	$170	$1,386	$186,365	$2,398	$0

PIMCO Inflation Response Multi-Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Commodity Strategy Active Exchange-Traded Fund	$96,072	$0	$0	$0	$(4,763)	$91,309	$566	$0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	134,702	3,172	0	0	1,770	139,644	3,170	0
PIMCO Short-Term Floating NAV Portfolio III	4,843	224,779	(217,500)	0	0	12,122	80	0
Totals	$235,617	$227,951	$(217,500)	$0	$(2,993)	$243,075	$3,816	$0

PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Moderate Duration Fund	$102,918	$0	$0	$0	$(457)	$102,461	$1,203	$0
PIMCO Total Return Fund II	34,741	0	0	0	(154)	34,587	406	0

Notes to Financial Statements (Cont.)

PIMCO Preferred And Capital Securities Active Exchange-Traded Fund

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO High Yield Fund	$43,593	$0	$0	$0	$583	$44,176	$645	$0

PIMCO Senior Loan Active Exchange-Traded Fund

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO High Yield Fund	$83,826	$27,867	$0	$0	$(202)	$111,491	$2,082	$0
PIMCO Total Return Fund	28,966	0	0	0	(41)	28,925	651	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund, unless otherwise advised on IRS Form 1099-DIV.

Each Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. The tables below show the Funds’ transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2026 (amounts in thousands†):

Investments in PIMCO Short Asset Portfolio

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO CommoditiesPLUS® Strategy Fund	$94,026	$1,023	$0	$0	$336	$95,385	$1,023	$0
PIMCO Dynamic Bond Fund	129,733	1,411	0	0	464	131,608	1,411	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	57,576	626	0	0	206	58,408	626	0
PIMCO Emerging Markets Local Currency and Bond Fund	36,085	392	0	0	129	36,606	392	0
PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	0	38,021	0	0	92	38,113	215	0
PIMCO High Yield Fund	0	321,064	0	0	1,104	322,168	3,193	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	767,381	777,777	(771,073)	(8,354)	10,627	776,358	7,788	0
PIMCO Low Duration Credit Fund	0	12,903	(1,478)	4	39	11,468	123	0
PIMCO Low Duration Fund	767,068	8,345	0	0	2,744	778,157	8,342	0
PIMCO Low Duration Fund II	38,859	423	0	0	139	39,421	423	0
PIMCO Low Duration Opportunities Fund	4,598	50	0	0	16	4,664	50	0
PIMCO RAE Fundamental Advantage PLUS Fund	28,755	29,365	(58,191)	48	23	0	199	0
PIMCO RAE PLUS EMG Fund	36,990	10,221	(18,228)	26	110	29,119	421	0
PIMCO RAE PLUS Fund	167,195	33,871	(201,726)	877	(217)	0	1,990	0
PIMCO RAE PLUS International Fund	25,098	7,381	(14,437)	19	70	18,131	282	0
PIMCO RAE PLUS Small Fund	31,221	339	0	0	112	31,672	340	0
PIMCO RAE Worldwide Long/Short PLUS Fund	41,911	102	(40,866)	(3)	37	1,181	106	0
PIMCO Short Asset Investment Fund	190,609	1,945	(65,000)	205	438	128,197	1,952	0

Notes to Financial Statements (Cont.)

PIMCO Short-Term Fund	478,681	5,209	0	0	1,712	485,602	5,206	0
PIMCO StocksPLUS® Absolute Return Fund	185,743	1,352	(187,721)	491	135	0	1,908	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	173,054	74,318	0	0	685	248,057	2,122	0
PIMCO StocksPLUS® International Fund (Unhedged)	19,423	12,445	(16,980)	22	57	14,967	250	0
PIMCO StocksPLUS® Short Fund	10,947	107	(3,094)	5	31	7,996	108	0
PIMCO StocksPLUS® Small Fund	14,302	155	0	0	51	14,508	156	0
PIMCO Total Return Fund	2,477,176	26,951	0	0	8,861	2,512,988	26,940	0
PIMCO TRENDS Managed Futures Strategy Fund	608,464	76,765	(62,000)	(6)	2,181	625,404	6,770	0

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO California Intermediate Municipal Bond Fund	$18,811	$45,332	$(58,500)	$1	$2	$5,646	$134	$0
PIMCO California Municipal Bond Fund	37,871	71,145	(103,500)	10	(3)	5,523	151	0
PIMCO California Municipal Opportunistic Value Fund	5,578	32,953	(32,500)	(1)	2	6,032	53	0
PIMCO California Short Duration Municipal Income Fund	21,277	70,884	(66,100)	1	2	26,064	184	0
PIMCO CommoditiesPLUS® Strategy Fund	603,347	283,239	(363,900)	(14)	107	522,779	5,601	0
PIMCO CommodityRealReturn Strategy Fund®	15,201	970,209	(846,500)	(16)	12	138,906	787	0
PIMCO Credit Opportunities Bond Fund	82,733	89,775	(149,000)	(12)	12	23,508	287	0
PIMCO Diversified Income Fund	193,465	278,731	(259,500)	100	(69)	212,727	1,626	0
PIMCO Dynamic Bond Fund	417,305	156,131	(555,400)	160	(161)	18,035	1,106	0
PIMCO Emerging Markets Bond Fund	118,900	311,993	(311,900)	(1)	22	119,014	996	0
PIMCO Emerging Markets Corporate Bond Fund	3,234	8,833	(8,500)	0	0	3,567	32	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	16,428	59,249	(60,400)	1	2	15,280	152	0
PIMCO Emerging Markets Local Currency and Bond Fund	166,363	923,526	(940,200)	34	(4)	149,719	1,828	0
PIMCO Extended Duration Fund	6,348	264,742	(267,400)	0	0	3,690	42	0
PIMCO Global Advantage® Strategy Bond Fund	7,592	32,630	(25,400)	(1)	3	14,824	129	0
PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	83,041	380,113	(201,600)	(6)	35	261,583	1,897	0
PIMCO GNMA and Government Securities Fund	351	146,658	(118,100)	2	3	28,914	159	0
PIMCO High Yield Fund	385,111	53,585	(384,054)	88	(99)	54,631	923	0
PIMCO High Yield Municipal Bond Fund	450,712	498,377	(722,000)	54	20	227,163	2,580	0
PIMCO High Yield Spectrum Fund	1,507	21,975	(5,900)	0	1	17,583	73	0
PIMCO Income Fund	505,044	10,621,091	(10,996,800)	(38)	(40)	129,257	2,413	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	430,647	3,771,299	(2,776,100)	201	106	1,426,153	7,735	0

Notes to Financial Statements (Cont.)

PIMCO International Bond Fund (Unhedged)	31,238	237,056	(171,100)	(2)	16	97,208	742	0
PIMCO Investment Grade Credit Bond Fund	4,023	867,160	(870,800)	9	0	392	165	0
PIMCO Long Duration Total Return Fund	667	203,357	(203,900)	4	0	128	60	0
PIMCO Long-Term Credit Bond Fund	20,304	343,281	(363,500)	(6)	0	79	71	0
PIMCO Long-Term Real Return Fund	21,023	41,025	(61,200)	(1)	4	851	28	0
PIMCO Long-Term U.S. Government Fund	85	106,728	(106,700)	3	0	116	24	0
PIMCO Low Duration Credit Fund	12,522	3,005	(14,092)	(1)	0	1,434	14	0
PIMCO Low Duration Fund	66,300	298	(66,603)	5	0	0	348	0
PIMCO Low Duration Fund II	9,472	17,832	(24,700)	1	0	2,605	32	0
PIMCO Low Duration Income Fund	3,761,093	4,587,106	(4,225,218)	(194)	753	4,123,540	37,723	0
PIMCO Low Duration Opportunities Fund	22,369	6,066	(14,000)	(1)	3	14,437	165	0
PIMCO Moderate Duration Fund	66	1	0	0	0	67	1	0
PIMCO Mortgage Opportunities and Bond Fund	351,049	2,001,945	(2,207,000)	36	(23)	146,007	2,842	0
PIMCO Municipal Bond Fund	414,240	410,029	(815,700)	114	(59)	8,624	1,374	0
PIMCO National Intermediate Municipal Bond Fund	122,609	112,171	(232,900)	27	(15)	1,892	483	0
PIMCO National Municipal Opportunistic Value Fund	2,478	27,328	(28,200)	1	1	1,608	28	0
PIMCO New York Municipal Bond Fund	11,030	73,231	(68,500)	4	1	15,766	128	0
PIMCO Preferred and Capital Securities Fund	39,945	92,466	(97,700)	(1)	4	34,714	369	0
PIMCO RAE Fundamental Advantage PLUS Fund	16	0	0	0	0	16	0	0
PIMCO RAE PLUS EMG Fund	34	0	0	0	0	34	0	0
PIMCO RAE PLUS Fund	5,354	6	(5,300)	1	(1)	60	6	0
PIMCO RAE PLUS International Fund	26	0	0	0	1	27	0	0
PIMCO RAE PLUS Small Fund	22	0	0	0	0	22	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	94	1	0	0	0	95	1	0
PIMCO Real Return Fund	133,772	379,136	(500,000)	(3)	(11)	12,894	152	0
PIMCO RealEstateRealReturn Strategy Fund	6,522	108,633	(114,900)	3	0	258	32	0
PIMCO Short Asset Investment Fund	0	23,811	(23,700)	0	0	111	17	0
PIMCO Short Duration Municipal Income Fund	52,437	76,313	(122,400)	15	(9)	6,356	215	0
PIMCO Short-Term Fund	15	0	0	0	0	15	0	0
PIMCO StocksPLUS® Absolute Return Fund	53	1	0	0	0	54	1	0
PIMCO StocksPLUS® Fund	39,272	181,054	(211,900)	(8)	0	8,418	63	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	452,953	1,240,335	(1,436,200)	(98)	23	257,013	1,150	0
PIMCO StocksPLUS® International Fund (Unhedged)	46	0	0	0	1	47	0	0
PIMCO StocksPLUS® Long Duration Fund	8,747	125,126	(127,500)	(1)	0	6,372	25	0
PIMCO StocksPLUS® Short Fund	18,905	14,971	(33,300)	0	2	578	74	0
PIMCO StocksPLUS® Small Fund	46,201	252,107	(245,500)	1	0	52,809	632	0
PIMCO Total Return Fund	448,107	3,751,885	(3,216,500)	142	19	983,653	3,169	0
PIMCO Total Return Fund II	482	49,514	(47,600)	1	0	2,397	13	0

Notes to Financial Statements (Cont.)

PIMCO Total Return Fund IV	15,120	23,307	(22,100)	4	(1)	16,330	106	0
PIMCO TRENDS Managed Futures Strategy Fund	66,104	45,168	(111,216)	0	7	63	314	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

An affiliate includes any company in which a Fund owns 5% or more of the company’s outstanding voting shares. The table below represents transactions in and earnings from these affiliated issuers for the period ended June 30, 2026 (amounts in thousands†, except number of shares).

PIMCO Income Fund

Security Name	Market Value at 03/31/2026	Purchases at cost	Proceeds from Sale	Net Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value at 06/30/2026	Dividend Income	Shares Held at 06/30/2026
Clear Channel Outdoor Holdings, Inc.	$120,544	$0	$0	$0	$2,543	$123,087	$0	50,862,666
iHeartMedia, Inc. ‘A’	26,362	0	(4,656)	(21,338)	33,755	34,123	0	7,954,032
iHeartMedia, Inc. ‘B’	31,386	0	0	0	13,678	45,064	0	12,214,441
Sierra Hamilton Holder LLC	2	0	0	0	(1)	1	0	15,369,768
Westmoreland Mining LLC	1,925	671	0	0	(527)	2,069	0	788,065
Windstream Servcies LLC	57,557	0	0	0	12,825	70,382	0	6,136,182

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Glossary: (abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	DBL	Deutsche Bank AG London	MYI	Morgan Stanley & Co. International PLC
BAR	Barclays PLC Corporate RRP/REPO trading	DEU	Deutsche Bank Securities, Inc.	NGF	Nomura Global Financial Products, Inc.
BBV	Banco Bilbao Vizcaya Madrid (Repo Only)	DUB	Deutsche Bank AG	NOM	Nomura Securities International, Inc.
BCY	Barclays Capital, Inc.	FAR	Wells Fargo Bank National Association	NXN	Natixis New York
BOA	Bank of America N.A.	FICC STR	Fixed Income Clearing Corp. - State Street FICC Repo	RBC	Royal Bank of Canada
BOM	Bank of Montreal	GLM	Goldman Sachs Bank USA	RDR	RBC Capital Markets LLC
BOO	BoA Securities, Inc (Repo Only)	GSC	Goldman Sachs & Co. LLC	RYL	NatWest Markets Plc
BOS	BofA Securities, Inc.	GST	Goldman Sachs International	SAL	Citigroup Global Markets, Inc.
BPG	BNP Paribas Securities Corp.	IND	Crédit Agricole Corporate and Investment Bank S.A.	SBI	Citigroup Global Markets Ltd.
BPS	BNP Paribas S.A.	JML	JP Morgan Securities Plc	SCX	Standard Chartered Bank, London
BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	SGY	Societe Generale, NY
BSH	Banco Santander S.A. - New York Branch	JPS	J.P. Morgan Securities LLC	SOG	Societe Generale Paris
BSN	The Bank of Nova Scotia - Toronto	MAA	Mizuho Capital Markets LLC	SSB	State Street Bank and Trust Co.
BSS	Banco Santander S.A.	MAC	Macquarie Bank Limited	STR	State Street FICC Repo
BUS	The Bank of Nova Scotia - Toronto	MBC	HSBC Bank Plc	TDM	TD Securities (USA) LLC
BYR	The Bank of Nova Scotia - Toronto	MEI	Merrill Lynch International	TOR	The Toronto-Dominion Bank
CBK	Citibank N.A.	MFK	Barclays Capital, Inc.	UAG	UBS AG Stamford
CIB	Canadian Imperial Bank of Commerce	MSC	Morgan Stanley & Co. LLC.	UBS	UBS Securities LLC
CKL	Citibank N.A. London	MSR	Morgan Stanley & Co LLC FICC Repo	WAN	Wells Fargo Bank, N.A.- FICC Rep
CTR	Citigroup Global Markets, Inc.- FICC Rep	MYC	Morgan Stanley Capital Services LLC	WFS	Wells Fargo Securities, LLC

Currency Abbreviations:
ARS	Argentine Peso	HUF	Hungarian Forint	PLN	Polish Zloty
AUD	Australian Dollar	IDR	Indonesian Rupiah	PYG	Paraguayan Guarani
AZN	Azerbaijani Manat	ILS	Israeli Shekel	QAR	Qatari Riyal
BRL	Brazilian Real	INR	Indian Rupee	RON	Romanian New Leu
CAD	Canadian Dollar	JPY	Japanese Yen	RSD	Serbian Dinar
CHF	Swiss Franc	KES	Kenyan Schilling	SAR	Saudi Riyal
CLP	Chilean Peso	KRW	South Korean Won	SEK	Swedish Krona
CNH	Chinese Renminbi (Offshore)	KWD	Kuwaiti Dinar	SGD	Singapore Dollar
CNY	Chinese Renminbi (Mainland)	KZT	Kazakhstani Tenge	THB	Thai Baht
COP	Colombian Peso	LKR	Sri Lankan Rupee	TRY	Turkish New Lira
CRC	Costa Rican Colon	MNT	Mongolian Tugrik	TWD	Taiwanese Dollar
CZK	Czech Koruna	MXN	Mexican Peso	UGX	Ugandan Shilling
DKK	Danish Krone	MYR	Malaysian Ringgit	USD (or $)	United States Dollar
DOP	Dominican Peso	NGN	Nigerian Naira	UYU	Uruguayan Peso
EGP	Egyptian Pound	NOK	Norwegian Krone	UZS	Uzbekistani Sum
EUR	Euro	NZD	New Zealand Dollar	VND	Vietnamese Dong
GBP	British Pound	PEN	Peruvian New Sol	ZAR	South African Rand
GHS	Ghanaian Cedi	PHP	Philippine Peso	ZMW	Zambian Kwacha
HKD	Hong Kong Dollar	PKR	Pakistani Rupee

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	EUREX	Eurex Exchange	LME	London Metal Exchange
CBOT	Chicago Board of Trade	FTSE	Financial Times Stock Exchange	NYBOT	New York Board of Trade
CME	Chicago Mercantile Exchange	ICE	IntercontinentalExchange®	NYMEX	New York Mercantile Exchange
COMEX	Commodity Exchange, Inc.	KCBT	Kansas City Board of Trade	OTC	Over the Counter

Index/Spread Abbreviations:					8840%sxsv
ABX.HE	Asset-Backed Securities Index - Home Equity	CSIXTR	Credit Suisse U.S. Dollar Total Return Index	NDDUWXUS	MSCI Daily TR Net World Ex USA Index
BACVWSAV	BofA Merrill Lynch Basket Excess Return Strategy Index	DWRTFT	Dow Jones Wilshire REIT Total Return Index	NDUEACWF	MSCI ACWI Index Future
BBSW3M	3 Month Bank Bill Swap Rate	ERADXULN	RAE Fundamental International Large Net Total Return Index	NDUEEGF	iShares MSCI Emerging Markets ETF
BCOMF1NTC	Bloomberg Commodity Index 1-Month Forward Total Return Custom Index	ERAEMLN	RAE Fundamental Emerging Markets Net Total Return Index	PIMCODB	PIMCO Custom Commodity Basket
BCOMF1TC	Bloomberg Commodity Index 1-Month Forward Total Return	ERAEMLT	eRAFI Emerging Markets Strategy Index	PIMCODBU	PIMCO Custom Commodity Basket
BCOMIN	Bloomberg Industrial Metals Subindex	ERAUSLT	eRAFI U.S. Large Strategy Index	primex	Prime Mortgage-Backed Securities Index - Adjustable Rate Mortgage
BCOMPR	Bloomberg Precious Metals Sub-Index	ERAUSST	eRAFI U.S. Small Strategy Index	RALVEIEN	RAE Emerging Markets Low Volatility Equity Income Index
BCOMTR	Bloomberg Commodity Index Total Return	EUR003M	3 Month EUR Swap Rate	RALVEIIN	RAE International Net Low Volatility Equity Income Index
BCOMTR1	Bloomberg Custom Commodity Index	EUR006M	6 Month EUR Swap Rate	RALVEIIT	RAE International Low Volatility Equity Income Total Return Index
BCOMTR2	Bloomberg Custom Commodity Index	FEDL01	Federal funds effective rate	RALVEIUT	RA U.S. Low Volatility Equity Income Total Return Index
BISTREFI	Turkish Lira Overnight Reference Rate	FHMMUSTF	Federated Hermes US Treasury Cash Reserves Fund Yield	RBCACS0T	Custom Commodity Forward Index
BNMMDTSC	Dreyfus Treasury Securites Cash Management Fund Yield	FRCPXTOB	France Consumer Price ex-Tobacco Index	RBCACST0	Custom Commodity Forward Index
BOBL	Bundesobligation, the German word for federal government bond	GOLDLNPM	London Gold Market Fixing Ltd. PM	RU20INTR	Russell 2000 Total Return Index

BP0003M	3 Month GBP-LIBOR	GSMMUSTF	Goldman Sachs Money Market US Treasury Fund Index	S&P 500	Standard & Poor’s 500 Index
Brent	Brent Crude	GSMMUSTI	Goldman Sachs Money Market US Treasury Instrument Index	SFE	Sydney Futures Exchange
BRMMUSDF	BlackRock Money Market US Treasury Fund Index	H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate	SIBCSORA	Singapore Overnight Rate Average
CAONINDX	Bloomberg CORRA Compounded Index	HSMMUSTF	HSBC UST Money Market Yield	SOFR	Secured Overnight Financing Rate
CAONREPO	Canadian Overnight Repo Rate Average	IBR	Indicador Bancario de Referencia	SOFRINDX	Secured Overnight Financing Rate Index
CDX.EM	Credit Derivatives Index - Emerging Markets	IBXXLLTR	iBoxx USD Liquid Leveraged Loan Index	SONIA	Sterling Overnight Interbank Average Rate
CDX.HY	Credit Derivatives Index - High Yield	JMABFNJ2	J.P. Morgan Custom Commodity Index	SONIA3M IR	Sterling Overnight Index Average 3 Month Index Rate
CDX.IG	Credit Derivatives Index - Investment Grade	JMABNIC5	J.P. Morgan Custom Commodity Index	SONIO	Sterling Overnight Interbank Average Rate
CIXBSTR3	Custom Commodity Index	JMMMUSTF	JP Morgan Money Market US Treasury Fund Index	SPGCINP	S&P GSCI Industrial Metals ER
CMBX	Commercial Mortgage-Backed Index	JPACWILV	J.P. Morgan Custom Equity Index	SRFXON3	Swiss Overnight Rate Average (6PM)
CMDSKEWLS	CBEO SKEW Index is an index derived from the price of S&P 500 tail risk	JY0003M	3 Month JPY-LIBOR	TSFR1M	Term SOFR 1-Month
CNREPOFIX	China Fixing Repo Rates 7-Day	MLPIREIL	Merrill Lynch Custom Equity Index	TSFR3M	Term SOFR 3-Month
CORRA	Canadian Overnight Repo Rate Average	MLPIREIS	Merrill Lynch Custom Equity Index	TSFR6M	Term SOFR 6-Month
CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	MSMMUSTF	MSILF Money Market US Treasury Fund Index	UKRPI	United Kingdom Retail Prices Index
CPI	Consumer Price Index	MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index	ULSD	Ultra-Low Sulfur Diesel
CPTFEMU	Eurozone HICP ex-Tobacco Index	MUTKCALM	Tokyo Overnight Average Rate	US0003M	ICE 3-Month USD LIBOR
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	NDDUEAFE	MSCI EAFE Index	WIRON	Warsaw Interbank Offered Rate

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	CNTY	County Guaranteed	HUD	U.S. Department of Housing and Urban Development
AGC	Assured Guaranty Corp.	CR	Custodial Receipts	NPFGC	National Public Finance Guarantee Corp.
AGM	Assured Guaranty Municipal	FHA	Federal Housing Administration	PSF	Public School Fund
AMBAC	American Municipal Bond Assurance Corp.	FHLMC	Federal Home Loan Mortgage Corp.	Q-SBLF	Qualified School Bond Loan Fund
BAM	Build America Mutual Assurance	FNMA	Federal National Mortgage Association	SGI	Syncora Guarantee, Inc.
CM	California Mortgage Insurance	GNMA	Government National Mortgage Association

Other Abbreviations:
ABS	Asset-Backed Security	JIBAR	Johannesburg Interbank Agreed Rate	REMIC	Real Estate Mortgage Investment Conduit
ALT	Alternate Loan Trust	JSC	Joint Stock Company	RMBS	Residential Mortgage-Backed Security
BABs	Build America Bonds	KLIBOR	Kuala Lumpur Interbank Offered Rate	SPDR	Standard & Poor’s Depositary Receipts
BBR	Bank Bill Rate	KORIBOR	Korea Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
BBSW	Bank Bill Swap Reference Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBA	To-Be-Announced
BRL-CDI	Brazil Interbank Deposit Rate	MIBOR	Mumbai Interbank Offered Rate	TBD	To-Be-Determined
BTP	Buoni del Tesoro Poliennali “Long-term Treasury Bond”	MSCI	Morgan Stanley Capital International	TBD%	Interest rate to be determined when loan settles or at the time of funding
CDO	Collateralized Debt Obligation	NIBOR	Norwegian Interbank Offered Rate	TELBOR	Tel Aviv Inter-Bank Offered Rate
CHILIBOR	Chile Interbank Offered Rate	OAT	Obligations Assimilables du Trésor	THBFIX	Thai Baht Floating-Rate Fix
CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap	THB-THOR	Thai Overnight Repurchase Rate
CMBS	Collateralized Mortgage-Backed Security	PIK	Payment-in-Kind	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”
DAC	Designated Activity Company	PRIBOR	Prague Interbank Offered Rate	WIBOR	Warsaw Interbank Offered Rate
EURIBOR	Euro Interbank Offered Rate	RBOB	Reformulated Blendstock for Oxygenate Blending	WTI	West Texas Intermediate
HIBOR	Hong Kong Interbank Offered Rate	REIT	Real Estate Investment Trust